UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2015

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.2%
Aerospace and Defense — 2.3%
General Dynamics Corp.	4,481	618,154
Honeywell International, Inc.	8,729	826,549
Huntington Ingalls Industries, Inc.	1,239	132,759
Spirit AeroSystems Holdings, Inc., Class A(1)	10,262	496,065
Textron, Inc.	14,469	544,613
		2,618,140
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	6,946	685,501
Airlines — 0.5%
United Continental Holdings, Inc.(1)	10,724	568,908
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)	6,190	181,553
Johnson Controls, Inc.	1,554	64,273
		245,826
Banks — 2.8%
Bank of America Corp.	19,534	304,340
Citigroup, Inc.	22,897	1,135,920
JPMorgan Chase & Co.	21,668	1,321,098
Wells Fargo & Co.	8,148	418,400
		3,179,758
Beverages — 1.0%
Coca-Cola Co. (The)	1,176	47,181
PepsiCo, Inc.	11,905	1,122,642
		1,169,823
Biotechnology — 4.0%
AbbVie, Inc.	16,053	873,444
Amgen, Inc.	6,688	925,084
Biogen, Inc.(1)	2,589	755,496
Celgene Corp.(1)	7,407	801,215
Gilead Sciences, Inc.	11,206	1,100,317
United Therapeutics Corp.(1)	834	109,454
		4,565,010
Building Products — 0.4%
Owens Corning	11,383	477,062
Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)	1,212	207,240
Ameriprise Financial, Inc.	5,183	565,621
Franklin Resources, Inc.	13,169	490,677
Janus Capital Group, Inc.	1,973	26,833
Legg Mason, Inc.	12,256	509,972
		1,800,343

Chemicals — 1.6%
Cabot Corp.	13,089	413,089
Dow Chemical Co. (The)	16,687	707,529
LyondellBasell Industries NV, Class A	7,857	654,959
		1,775,577
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc.	8,179	162,353
Communications Equipment — 1.6%
Cisco Systems, Inc.	42,332	1,111,215
QUALCOMM, Inc.	13,147	706,388
		1,817,603
Consumer Finance†
Credit Acceptance Corp.(1)	184	36,224
Containers and Packaging — 0.1%
Avery Dennison Corp.	955	54,024
Diversified Consumer Services — 0.4%
H&R Block, Inc.	12,777	462,527
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	2,596	338,518
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	7,598	247,543
Verizon Communications, Inc.	5,635	245,179
		492,722
Electric Utilities — 0.6%
NextEra Energy, Inc.	6,945	677,485
Electrical Equipment — 0.2%
Rockwell Automation, Inc.	2,698	273,766
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.	32,920	563,590
Energy Equipment and Services — 0.7%
Schlumberger Ltd.	10,894	751,359
Food and Staples Retailing — 2.2%
CVS Health Corp.	9,418	908,649
Kroger Co. (The)	18,762	676,745
Wal-Mart Stores, Inc.	14,258	924,489
		2,509,883
Food Products — 1.9%
Archer-Daniels-Midland Co.	13,266	549,876
Bunge Ltd.	5,803	425,360
Ingredion, Inc.	3,185	278,082
Pilgrim's Pride Corp.	21,546	447,726
Sanderson Farms, Inc.	369	25,302
Tyson Foods, Inc., Class A	11,575	498,883
		2,225,229
Health Care Equipment and Supplies — 1.2%
C.R. Bard, Inc.	488	90,919
St. Jude Medical, Inc.	9,712	612,730

Stryker Corp.	7,161	673,850
		1,377,499
Health Care Providers and Services — 2.0%
Aetna, Inc.	5,956	651,646
Express Scripts Holding Co.(1)	8,646	699,980
HCA Holdings, Inc.(1)	7,754	599,849
UnitedHealth Group, Inc.	3,264	378,657
		2,330,132
Hotels, Restaurants and Leisure — 1.1%
Brinker International, Inc.	10,054	529,544
Cracker Barrel Old Country Store, Inc.	1,453	213,998
Darden Restaurants, Inc.	8,283	567,717
		1,311,259
Household Durables — 0.3%
GoPro, Inc., Class A(1)	9,077	283,384
Household Products — 1.0%
Procter & Gamble Co. (The)	15,942	1,146,867
Industrial Conglomerates — 1.0%
3M Co.	4,699	666,177
Carlisle Cos., Inc.	616	53,826
General Electric Co.	17,503	441,426
		1,161,429
Insurance — 1.2%
Amtrust Financial Services, Inc.	3,638	229,121
Aspen Insurance Holdings Ltd.	3,039	141,223
Hanover Insurance Group, Inc. (The)	6,297	489,277
Progressive Corp. (The)	16,652	510,217
		1,369,838
Internet and Catalog Retail — 0.3%
Amazon.com, Inc.(1)	759	388,525
Internet Software and Services — 1.7%
eBay, Inc.(1)	24,260	592,915
Facebook, Inc., Class A(1)	2,519	226,458
Google, Inc., Class A(1)	1,774	1,132,468
		1,951,841
IT Services — 2.2%
Accenture plc, Class A	8,606	845,625
Amdocs Ltd.	7,670	436,270
International Business Machines Corp.	7,313	1,060,166
PayPal Holdings, Inc.(1)	4,389	136,234
		2,478,295
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	680	91,331
Machinery — 2.0%
Caterpillar, Inc.	9,409	614,972
Cummins, Inc.	4,848	526,396
PACCAR, Inc.	8,951	466,974
Stanley Black & Decker, Inc.	6,383	619,023
		2,227,365

Media — 1.6%
Comcast Corp., Class A	12,842	730,453
Scripps Networks Interactive, Inc., Class A	3,388	166,656
Twenty-First Century Fox, Inc.	25,522	688,584
Viacom, Inc., Class B	5,668	244,574
Walt Disney Co. (The)	372	38,018
		1,868,285
Metals and Mining — 0.3%
Alcoa, Inc.	31,194	301,334
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	2,150	90,644
Multiline Retail — 1.5%
Big Lots, Inc.	12,073	578,538
Kohl's Corp.	8,132	376,593
Target Corp.	9,853	775,037
		1,730,168
Oil, Gas and Consumable Fuels — 2.0%
Chevron Corp.	487	38,414
CVR Energy, Inc.	4,736	194,413
EOG Resources, Inc.	533	38,802
Exxon Mobil Corp.	9,374	696,957
Marathon Petroleum Corp.	1,712	79,317
Murphy Oil Corp.	10,623	257,077
Tesoro Corp.	3,184	309,612
Valero Energy Corp.	10,861	652,746
		2,267,338
Pharmaceuticals — 2.7%
Johnson & Johnson	7,604	709,833
Merck & Co., Inc.	17,626	870,548
Mylan NV(1)	3,698	148,882
Pfizer, Inc.	43,319	1,360,650
		3,089,913
Real Estate Investment Trusts (REITs) — 1.3%
Hospitality Properties Trust	8,573	219,297
Lamar Advertising Co., Class A	9,654	503,746
Plum Creek Timber Co., Inc.	4,031	159,265
RLJ Lodging Trust	9,743	246,206
Ryman Hospitality Properties, Inc.	6,344	312,315
		1,440,829
Real Estate Management and Development — 0.7%
CBRE Group, Inc.(1)	10,525	336,800
Jones Lang LaSalle, Inc.	3,418	491,406
		828,206
Semiconductors and Semiconductor Equipment — 1.8%
Analog Devices, Inc.	4,979	280,865
Intel Corp.	38,675	1,165,665
Texas Instruments, Inc.	12,725	630,142
		2,076,672

Software — 2.9%
Activision Blizzard, Inc.	4,021	124,209
Microsoft Corp.	38,982	1,725,343
Oracle Corp.	27,533	994,492
Synopsys, Inc.(1)	10,582	488,677
		3,332,721
Specialty Retail — 1.5%
Best Buy Co., Inc.	8,775	325,728
Foot Locker, Inc.	7,856	565,396
Lowe's Cos., Inc.	12,138	836,551
		1,727,675
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	23,175	2,556,202
EMC Corp.	5,643	136,335
Western Digital Corp.	5,375	426,990
		3,119,527
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., Class B	3,209	394,611
Wolverine World Wide, Inc.	1,904	41,202
		435,813
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.(1)	11,250	279,563
Tobacco — 0.4%
Philip Morris International, Inc.	5,452	432,507
TOTAL COMMON STOCKS (Cost $61,203,635)		66,590,191
CORPORATE BONDS — 13.6%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	32,726
Lockheed Martin Corp., 3.80%, 3/1/45	10,000	9,119
United Technologies Corp., 6.05%, 6/1/36	20,000	24,685
United Technologies Corp., 5.70%, 4/15/40	30,000	35,685
		102,215
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20	10,000	10,400
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(2)	10,000	10,045
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,235
Ford Motor Co., 4.75%, 1/15/43	10,000	9,421
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	90,000	95,781
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	56,529
General Motors Co., 5.00%, 4/1/35	30,000	27,886
General Motors Financial Co., Inc., 3.25%, 5/15/18	60,000	60,566
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	30,000	29,480
		309,943
Banks — 1.8%
Bank of America Corp., 3.75%, 7/12/16	60,000	61,207
Bank of America Corp., 6.50%, 8/1/16	50,000	52,232
Bank of America Corp., 5.75%, 12/1/17	50,000	54,075

Bank of America Corp., 5.70%, 1/24/22	40,000	45,688
Bank of America Corp., 4.10%, 7/24/23	30,000	31,233
Bank of America Corp., MTN, 4.00%, 4/1/24	20,000	20,631
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	30,000
Bank of America Corp., MTN, 4.00%, 1/22/25	30,000	29,399
Bank of America Corp., MTN, 5.00%, 1/21/44	20,000	21,073
Bank of America N.A., 5.30%, 3/15/17	240,000	252,170
Bank of Nova Scotia (The), 2.55%, 1/12/17	30,000	30,558
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	20,210
Branch Banking & Trust Co., 3.625%, 9/16/25	17,000	17,034
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	20,328
Capital One Financial Corp., 3.20%, 2/5/25	30,000	28,652
Citigroup, Inc., 4.45%, 1/10/17	30,000	31,205
Citigroup, Inc., 5.50%, 2/15/17	20,000	21,063
Citigroup, Inc., 1.75%, 5/1/18	90,000	89,498
Citigroup, Inc., 4.50%, 1/14/22	90,000	97,487
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,421
Citigroup, Inc., 4.40%, 6/10/25	120,000	120,975
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	84,399
Fifth Third Bancorp, 4.30%, 1/16/24	20,000	20,607
HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,210
JPMorgan Chase & Co., 6.00%, 1/15/18	105,000	114,775
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	65,380
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	40,108
JPMorgan Chase & Co., 3.875%, 9/10/24	30,000	29,781
JPMorgan Chase & Co., 3.125%, 1/23/25	70,000	67,672
JPMorgan Chase & Co., 4.95%, 6/1/45	10,000	10,075
KeyCorp, MTN, 2.30%, 12/13/18	40,000	40,248
KFW, 2.00%, 6/1/16	60,000	60,613
KFW, 2.00%, 10/4/22	50,000	50,297
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	40,000	43,226
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	30,500
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,138
U.S. Bancorp, 3.44%, 2/1/16	30,000	30,256
U.S. Bancorp, MTN, 3.00%, 3/15/22	20,000	20,493
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	50,883
Wells Fargo & Co., 4.125%, 8/15/23	50,000	52,044
Wells Fargo & Co., MTN, 2.60%, 7/22/20	40,000	40,434
Wells Fargo & Co., MTN, 4.60%, 4/1/21	50,000	54,915
Wells Fargo & Co., MTN, 4.10%, 6/3/26	30,000	30,318
Wells Fargo & Co., MTN, 4.65%, 11/4/44	10,000	9,848
		2,075,359
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	58,784
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	50,000	47,825
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,440
		147,049
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,209

AbbVie, Inc., 2.90%, 11/6/22	40,000	39,184
AbbVie, Inc., 3.60%, 5/14/25	30,000	29,691
AbbVie, Inc., 4.40%, 11/6/42	30,000	27,533
Amgen, Inc., 2.125%, 5/15/17	40,000	40,524
Amgen, Inc., 4.10%, 6/15/21	20,000	21,264
Amgen, Inc., 5.375%, 5/15/43	40,000	42,827
Biogen, Inc., 3.625%, 9/15/22	50,000	50,477
Celgene Corp., 3.25%, 8/15/22	30,000	30,097
Celgene Corp., 3.625%, 5/15/24	10,000	9,979
Celgene Corp., 3.875%, 8/15/25	30,000	30,080
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	54,229
Gilead Sciences, Inc., 3.65%, 3/1/26	40,000	40,186
		476,280
Building Products†
Masco Corp., 4.45%, 4/1/25	20,000	20,300
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	20,000	20,951
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	100,000	109,064
Jefferies Group LLC, 5.125%, 4/13/18	30,000	31,532
		161,547
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	40,000	37,400
Dow Chemical Co. (The), 4.25%, 11/15/20	13,000	13,970
Eastman Chemical Co., 2.70%, 1/15/20	30,000	30,005
Eastman Chemical Co., 3.60%, 8/15/22	30,000	30,235
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,466
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	17,086
Mosaic Co. (The), 5.625%, 11/15/43	20,000	21,051
		182,213
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	30,000	30,750
Covanta Holding Corp., 5.875%, 3/1/24	30,000	28,725
Pitney Bowes, Inc., 4.625%, 3/15/24	20,000	20,199
Republic Services, Inc., 3.55%, 6/1/22	50,000	51,340
Waste Management, Inc., 4.10%, 3/1/45	10,000	9,409
		140,423
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	60,000	59,906
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	24,471
		84,377
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	30,449
Consumer Finance — 0.4%
American Express Co., 1.55%, 5/22/18	20,000	19,901
American Express Credit Corp., 1.30%, 7/29/16	40,000	40,121
American Express Credit Corp., 2.60%, 9/14/20	15,000	15,080
CIT Group, Inc., 4.25%, 8/15/17	80,000	81,200
CIT Group, Inc., 5.00%, 8/15/22	20,000	20,025
Equifax, Inc., 3.30%, 12/15/22	30,000	30,207

GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	70,000	71,225
John Deere Capital Corp., MTN, 3.15%, 10/15/21	20,000	20,594
McGraw Hill Financial, Inc., 3.30%, 8/14/20(2)	10,000	10,187
PNC Bank N.A., 6.00%, 12/7/17	80,000	87,277
Synchrony Financial, 3.00%, 8/15/19	10,000	10,089
		405,906
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	30,000	28,350
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	40,000	39,500
Rock-Tenn Co., 3.50%, 3/1/20	20,000	20,727
Rock-Tenn Co., 4.00%, 3/1/23	40,000	41,124
		129,701
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,796
Johns Hopkins University, 4.08%, 7/1/53	10,000	9,914
University of Notre Dame du Lac, 3.44%, 2/15/45	20,000	18,884
		48,594
Diversified Financial Services — 1.2%
Ally Financial, Inc., 2.75%, 1/30/17	50,000	49,745
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	61,322
General Electric Capital Corp., MTN, 5.625%, 9/15/17	150,000	163,054
General Electric Capital Corp., MTN, 4.375%, 9/16/20	120,000	132,489
General Electric Capital Corp., MTN, 4.65%, 10/17/21	20,000	22,438
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	40,000	40,538
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	180,000	184,661
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	34,468
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	50,000	51,537
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	40,000	39,446
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	40,000	47,827
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	9,858
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	10,000	10,167
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	30,000	30,169
Morgan Stanley, 5.00%, 11/24/25	120,000	127,896
Morgan Stanley, MTN, 6.625%, 4/1/18	90,000	100,259
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	89,426
Morgan Stanley, MTN, 3.70%, 10/23/24	10,000	10,063
UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	108,917
		1,314,280
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	50,000	47,764
AT&T, Inc., 3.40%, 5/15/25	50,000	47,842
AT&T, Inc., 6.55%, 2/15/39	42,000	47,656
AT&T, Inc., 4.30%, 12/15/42	40,000	34,523
British Telecommunications plc, 5.95%, 1/15/18	40,000	43,864
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	30,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,276
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	33,923
Frontier Communications Corp., 8.25%, 4/15/17	20,000	21,200
Frontier Communications Corp., 8.50%, 4/15/20	20,000	19,500

Frontier Communications Corp., 11.00%, 9/15/25(2)	10,000	9,700
Orange SA, 4.125%, 9/14/21	40,000	42,902
Telecom Italia Capital SA, 6.00%, 9/30/34	20,000	18,600
Verizon Communications, Inc., 3.65%, 9/14/18	90,000	94,898
Verizon Communications, Inc., 3.50%, 11/1/21	20,000	20,478
Verizon Communications, Inc., 5.15%, 9/15/23	60,000	66,302
Verizon Communications, Inc., 5.05%, 3/15/34	100,000	99,663
Verizon Communications, Inc., 4.75%, 11/1/41	20,000	18,718
Verizon Communications, Inc., 6.55%, 9/15/43	23,000	27,322
Verizon Communications, Inc., 4.86%, 8/21/46	37,000	34,754
Verizon Communications, Inc., 5.01%, 8/21/54	21,000	19,286
Windstream Services LLC, 7.875%, 11/1/17	20,000	20,813
		819,984
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	30,000	27,900
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	72,625
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,512
		83,137
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	40,000	34,123
Ensco plc, 5.20%, 3/15/25	10,000	7,627
Noble Holding International Ltd., 5.95%, 4/1/25	10,000	7,842
Schlumberger Investment SA, 3.65%, 12/1/23	40,000	41,333
Transocean, Inc., 6.50%, 11/15/20	10,000	7,700
Weatherford International Ltd., 4.50%, 4/15/22	20,000	16,202
		114,827
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	40,000	41,342
CVS Health Corp., 2.75%, 12/1/22	35,000	34,492
CVS Health Corp., 5.125%, 7/20/45	10,000	10,803
Delhaize Group, 5.70%, 10/1/40	10,000	10,617
Dollar General Corp., 3.25%, 4/15/23	30,000	28,646
Kroger Co. (The), 6.40%, 8/15/17	50,000	54,478
Kroger Co. (The), 3.30%, 1/15/21	50,000	51,372
Wal-Mart Stores, Inc., 2.55%, 4/11/23	10,000	9,878
Wal-Mart Stores, Inc., 4.30%, 4/22/44	80,000	82,033
		323,661
Food Products — 0.1%
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	20,601
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	20,000	20,513
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	20,000	21,275
Mondelez International, Inc., 4.00%, 2/1/24	30,000	31,153
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	31,841
		125,383
Gas Utilities — 0.7%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(2)	30,000	29,189
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	32,631
Enbridge, Inc., 4.50%, 6/10/44	20,000	15,681

Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	30,375
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	40,507
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	27,059
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	18,416
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	32,573
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	71,617
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	21,150
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	33,247
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	21,253
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	20,000	18,815
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	47,635
Kinder Morgan, Inc., 7.25%, 6/1/18	20,000	22,125
Kinder Morgan, Inc., 4.30%, 6/1/25	10,000	9,004
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	8,338
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	22,824
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	20,000	18,400
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	20,000	18,446
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	39,235
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	34,840
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	40,000	33,400
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	28,247
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	15,538
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	7,021
Williams Partners LP, 4.125%, 11/15/20	30,000	30,570
Williams Partners LP, 5.40%, 3/4/44	40,000	32,052
		760,188
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	40,814
Medtronic, Inc., 2.50%, 3/15/20	20,000	20,284
Medtronic, Inc., 2.75%, 4/1/23	20,000	19,664
Medtronic, Inc., 3.50%, 3/15/25	50,000	51,100
Medtronic, Inc., 4.375%, 3/15/35	40,000	40,535
St. Jude Medical, Inc., 2.00%, 9/15/18	10,000	10,030
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	20,095
		202,522
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	29,006
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	40,000	41,000
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	91,512
Express Scripts Holding Co., 7.25%, 6/15/19	35,000	40,819
HCA, Inc., 3.75%, 3/15/19	60,000	59,970
NYU Hospitals Center, 4.43%, 7/1/42	20,000	19,699
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	30,482
UnitedHealth Group, Inc., 2.875%, 3/15/22	40,000	40,417
UnitedHealth Group, Inc., 3.75%, 7/15/25	20,000	20,707
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	31,005
Universal Health Services, Inc., 4.75%, 8/1/22(2)	20,000	20,450
		425,067

Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 4.60%, 5/26/45	10,000	10,012
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,500
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,125
		51,637
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	40,800
Lennar Corp., 4.75%, 12/15/17	30,000	30,956
Lennar Corp., 4.50%, 6/15/19	30,000	30,480
M.D.C. Holdings, Inc., 5.50%, 1/15/24	20,000	20,300
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	34,200
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	10,000	9,850
		166,586
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17	70,000	75,835
General Electric Co., 2.70%, 10/9/22	70,000	70,267
General Electric Co., 4.125%, 10/9/42	30,000	29,686
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	30,000	29,525
		205,313
Insurance — 0.7%
ACE INA Holdings, Inc., 3.15%, 3/15/25	40,000	39,074
Allstate Corp. (The), VRN, 5.75%, 8/15/23	20,000	20,744
American International Group, Inc., 4.875%, 6/1/22	80,000	88,413
American International Group, Inc., 4.50%, 7/16/44	20,000	19,728
American International Group, Inc., MTN, 5.85%, 1/16/18	50,000	54,808
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	32,912
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	20,000	20,288
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	49,987
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	10,000	11,695
International Lease Finance Corp., 6.25%, 5/15/19	20,000	21,350
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	20,000	21,657
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	30,000	29,298
Lincoln National Corp., 6.25%, 2/15/20	40,000	46,380
Markel Corp., 4.90%, 7/1/22	40,000	43,753
Markel Corp., 3.625%, 3/30/23	10,000	9,965
MetLife, Inc., 4.125%, 8/13/42	20,000	19,049
MetLife, Inc., 4.875%, 11/13/43	20,000	21,145
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,033
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,282
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	45,330
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	20,000	20,434
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	20,930
Travelers Cos., Inc. (The), 4.30%, 8/25/45	10,000	10,041
Voya Financial, Inc., 5.50%, 7/15/22	30,000	34,229
Voya Financial, Inc., 5.70%, 7/15/43	20,000	23,165
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,264
WR Berkley Corp., 4.75%, 8/1/44	10,000	9,914
		756,868

Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	40,000	41,700
IT Services†
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	20,916
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	19,039
Xerox Corp., 2.95%, 3/15/17	10,000	10,175
		50,130
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,731
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	9,041
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	30,000	31,699
		66,471
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	39,891
Deere & Co., 5.375%, 10/16/29	60,000	71,581
Oshkosh Corp., 5.375%, 3/1/22	50,000	51,000
		162,472
Media — 0.9%
21st Century Fox America, Inc., 3.00%, 9/15/22	30,000	29,615
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	36,795
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	29,420
CBS Corp., 3.50%, 1/15/25	30,000	28,961
CBS Corp., 4.85%, 7/1/42	10,000	9,223
CCO Safari II LLC, 4.91%, 7/23/25(2)	95,000	94,729
Comcast Corp., 4.40%, 8/15/35	20,000	20,177
Comcast Corp., 6.40%, 5/15/38	70,000	87,899
Comcast Corp., 4.75%, 3/1/44	10,000	10,465
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	40,000	43,653
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	20,000	20,576
Discovery Communications LLC, 5.625%, 8/15/19	25,000	27,925
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,019
DISH DBS Corp., 7.125%, 2/1/16	10,000	10,087
Embarq Corp., 8.00%, 6/1/36	20,000	20,681
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,203
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,450
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,591
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	65,788
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	19,838
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	30,000	29,137
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	40,000	39,642
TEGNA, Inc., 5.125%, 7/15/20	57,000	58,140
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	22,270
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	8,990
Time Warner Cable, Inc., 4.50%, 9/15/42	10,000	7,938
Time Warner, Inc., 4.70%, 1/15/21	30,000	32,800
Time Warner, Inc., 3.60%, 7/15/25	30,000	29,516
Time Warner, Inc., 7.70%, 5/1/32	40,000	52,096
Time Warner, Inc., 5.35%, 12/15/43	20,000	21,132
Viacom, Inc., 4.50%, 3/1/21	30,000	31,167

Viacom, Inc., 3.125%, 6/15/22	30,000	28,006
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	29,670
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	20,000	20,148
		1,058,747
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	20,000	19,554
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	8,546
Freeport-McMoRan, Inc., 3.875%, 3/15/23	20,000	14,975
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	20,000	16,608
Newmont Mining Corp., 6.25%, 10/1/39	10,000	9,077
Southern Copper Corp., 5.25%, 11/8/42	20,000	15,230
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	30,825
Vale Overseas Ltd., 5.625%, 9/15/19	55,000	55,429
		170,244
Multi-Utilities — 0.8%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	30,239
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,185
CMS Energy Corp., 8.75%, 6/15/19	40,000	49,229
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	19,018
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	35,231
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,005
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,300
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	68,412
Dominion Resources, Inc., 3.625%, 12/1/24	30,000	30,059
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	20,529
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	20,000	18,025
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,120
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,815
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	26,336
Duke Energy Florida LLC, 3.85%, 11/15/42	20,000	19,074
Duke Energy Progress, LLC, 4.15%, 12/1/44	20,000	20,185
Edison International, 3.75%, 9/15/17	40,000	41,663
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,499
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,038
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,066
FirstEnergy Corp., 4.25%, 3/15/23	40,000	40,284
Florida Power & Light Co., 4.125%, 2/1/42	20,000	20,263
Georgia Power Co., 4.30%, 3/15/42	10,000	9,252
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	42,100
MidAmerican Energy Co., 4.40%, 10/15/44	20,000	20,977
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	39,700
Nisource Finance Corp., 5.65%, 2/1/45	20,000	22,842
PacifiCorp, 6.00%, 1/15/39	20,000	24,886
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	20,828
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,993
Sempra Energy, 6.50%, 6/1/16	30,000	31,058
Sempra Energy, 2.40%, 3/15/20	10,000	10,001
Sempra Energy, 2.875%, 10/1/22	40,000	39,301
Southern Power Co., 5.15%, 9/15/41	10,000	9,994

Virginia Electric and Power Co., 3.45%, 2/15/24	30,000	30,680
Virginia Electric and Power Co., 4.45%, 2/15/44	10,000	10,504
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	10,378
		912,069
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,274
Target Corp., 4.00%, 7/1/42	40,000	39,465
		67,739
Oil, Gas and Consumable Fuels — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	20,000	20,250
Anadarko Petroleum Corp., 5.95%, 9/15/16	10,000	10,395
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	22,078
Apache Corp., 4.75%, 4/15/43	20,000	18,123
BP Capital Markets plc, 4.50%, 10/1/20	30,000	33,054
BP Capital Markets plc, 3.51%, 3/17/25	20,000	19,798
California Resources Corp., 5.50%, 9/15/21	50,000	30,750
Chesapeake Energy Corp., 4.875%, 4/15/22	30,000	19,725
Chevron Corp., 2.43%, 6/24/20	10,000	10,139
Cimarex Energy Co., 4.375%, 6/1/24	30,000	29,272
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	30,326
Concho Resources, Inc., 7.00%, 1/15/21	50,000	51,000
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,414
Continental Resources, Inc., 5.00%, 9/15/22	40,000	35,050
Devon Energy Corp., 5.00%, 6/15/45	10,000	9,098
Ecopetrol SA, 4.125%, 1/16/25	10,000	8,450
EOG Resources, Inc., 5.625%, 6/1/19	30,000	33,799
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,417
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	39,269
Hess Corp., 6.00%, 1/15/40	20,000	19,249
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	30,308
Newfield Exploration Co., 5.75%, 1/30/22	20,000	19,500
Noble Energy, Inc., 4.15%, 12/15/21	50,000	50,384
Petrobras Global Finance BV, 5.75%, 1/20/20	50,000	37,625
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	21,966
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	42,936
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	69,737
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,025
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	9,425
Phillips 66, 4.30%, 4/1/22	50,000	52,481
Phillips 66, 4.65%, 11/15/34	30,000	29,308
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,333
Shell International Finance BV, 3.25%, 5/11/25	20,000	19,826
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,300
Statoil ASA, 2.45%, 1/17/23	40,000	38,209
Statoil ASA, 3.95%, 5/15/43	10,000	9,380
Statoil ASA, 4.80%, 11/8/43	10,000	10,692
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	30,000	31,425
Talisman Energy, Inc., 7.75%, 6/1/19	20,000	22,487
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,234

Total Capital SA, 2.125%, 8/10/18	20,000	20,334
Whiting Petroleum Corp., 5.00%, 3/15/19	30,000	26,250
		1,076,821
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	40,000	40,241
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	60,000	67,314
International Paper Co., 3.80%, 1/15/26	10,000	9,877
International Paper Co., 6.00%, 11/15/41	10,000	10,808
		128,240
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	34,000	33,236
Actavis Funding SCS, 4.55%, 3/15/35	20,000	18,467
Actavis, Inc., 1.875%, 10/1/17	40,000	39,921
Actavis, Inc., 3.25%, 10/1/22	30,000	29,236
Actavis, Inc., 4.625%, 10/1/42	10,000	9,283
Forest Laboratories LLC, 4.875%, 2/15/21(2)	60,000	64,884
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	34,982
Merck & Co., Inc., 2.40%, 9/15/22	70,000	68,344
Merck & Co., Inc., 3.70%, 2/10/45	10,000	9,205
Roche Holdings, Inc., 3.35%, 9/30/24(2)	20,000	20,520
Sanofi, 4.00%, 3/29/21	21,000	22,771
		350,849
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 5.05%, 9/1/20	20,000	21,884
DDR Corp., 4.75%, 4/15/18	50,000	52,947
DDR Corp., 3.625%, 2/1/25	20,000	19,106
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,409
Essex Portfolio LP, 3.375%, 1/15/23	10,000	9,986
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,779
HCP, Inc., 3.75%, 2/1/16	30,000	30,258
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	60,202
Hospitality Properties Trust, 4.50%, 3/15/25	20,000	19,642
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	19,616
Kilroy Realty LP, 3.80%, 1/15/23	30,000	29,913
Realty Income Corp., 4.125%, 10/15/26	10,000	10,215
Senior Housing Properties Trust, 4.75%, 5/1/24	30,000	30,138
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,210
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	30,000	32,408
Welltower, Inc., 2.25%, 3/15/18	10,000	10,056
Welltower, Inc., 3.75%, 3/15/23	20,000	19,977
		426,746
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	41,230
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	10,453
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	48,679
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	9,361
CSX Corp., 4.25%, 6/1/21	20,000	21,560
CSX Corp., 3.40%, 8/1/24	30,000	30,438
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	10,943

Norfolk Southern Corp., 3.25%, 12/1/21	40,000	40,779
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	10,000	10,164
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	20,000	19,580
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,563
Union Pacific Corp., 4.75%, 9/15/41	30,000	32,173
		296,923
Semiconductors and Semiconductor Equipment†
Intel Corp., 3.70%, 7/29/25	10,000	10,287
KLA-Tencor Corp., 4.65%, 11/1/24	10,000	10,015
		20,302
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	40,000	42,200
Intuit, Inc., 5.75%, 3/15/17	75,000	79,378
Microsoft Corp., 2.70%, 2/12/25	30,000	29,446
Oracle Corp., 2.50%, 10/15/22	25,000	24,456
Oracle Corp., 3.625%, 7/15/23	30,000	31,264
Oracle Corp., 3.40%, 7/8/24	30,000	30,486
		237,230
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	30,000	30,018
Home Depot, Inc. (The), 3.35%, 9/15/25	20,000	20,401
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	50,525
Lowe's Cos., Inc., 3.375%, 9/15/25	7,000	7,093
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	35,000	36,488
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	19,450
		163,975
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	30,000	29,873
Apple, Inc., 2.85%, 5/6/21	30,000	30,836
Apple, Inc., 3.45%, 5/6/24	40,000	41,315
Hewlett-Packard Co., 4.30%, 6/1/21	25,000	26,187
Hewlett-Packard Enterprise Co., 3.60%, 10/15/20(2)(3)	30,000	29,992
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	49,186
		207,389
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	40,000	41,550
L Brands, Inc., 6.90%, 7/15/17	20,000	21,650
PVH Corp., 4.50%, 12/15/22	30,000	29,175
		92,375
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	70,000	68,506
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	43,067
Reynolds American, Inc., 4.45%, 6/12/25	40,000	41,952
		153,525
Wireless Telecommunication Services — 0.1%
Sprint Communications, 6.00%, 12/1/16	30,000	29,625
Sprint Communications, 9.00%, 11/15/18(2)	40,000	42,100
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	40,800
Vodafone Group plc, 5.625%, 2/27/17	50,000	52,911
		165,436
TOTAL CORPORATE BONDS (Cost $15,460,628)		15,551,492

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 11.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.7%
FHLMC, VRN, 1.76%, 10/15/15	27,136	27,850
FHLMC, VRN, 1.84%, 10/15/15	71,476	73,520
FHLMC, VRN, 1.97%, 10/15/15	36,216	37,372
FHLMC, VRN, 1.98%, 10/15/15	50,636	52,284
FHLMC, VRN, 2.05%, 10/15/15	101,182	103,593
FHLMC, VRN, 2.32%, 10/15/15	93,956	95,498
FHLMC, VRN, 2.32%, 10/15/15	51,143	54,398
FHLMC, VRN, 2.42%, 10/15/15	25,690	27,392
FHLMC, VRN, 2.45%, 10/15/15	122,403	130,275
FHLMC, VRN, 2.53%, 10/15/15	16,093	17,094
FHLMC, VRN, 2.53%, 10/15/15	19,326	20,561
FHLMC, VRN, 2.63%, 10/15/15	18,584	19,765
FHLMC, VRN, 2.86%, 10/15/15	17,877	18,519
FHLMC, VRN, 2.98%, 10/15/15	60,428	64,075
FHLMC, VRN, 3.26%, 10/15/15	34,707	36,761
FHLMC, VRN, 3.73%, 10/15/15	24,689	26,004
FHLMC, VRN, 4.04%, 10/15/15	28,039	29,533
FHLMC, VRN, 4.21%, 10/15/15	37,817	39,992
FHLMC, VRN, 4.62%, 10/15/15	16,641	17,537
FHLMC, VRN, 5.13%, 10/15/15	12,260	13,021
FHLMC, VRN, 5.80%, 10/15/15	47,248	50,304
FHLMC, VRN, 5.95%, 10/15/15	34,818	37,058
FHLMC, VRN, 6.11%, 10/15/15	27,598	29,285
FNMA, VRN, 1.91%, 10/25/15	56,718	59,755
FNMA, VRN, 1.94%, 10/25/15	69,448	72,188
FNMA, VRN, 1.94%, 10/25/15	149,531	157,213
FNMA, VRN, 1.94%, 10/25/15	65,446	68,208
FNMA, VRN, 1.94%, 10/25/15	84,603	88,766
FNMA, VRN, 2.01%, 10/25/15	131,830	138,022
FNMA, VRN, 2.31%, 10/25/15	20,542	21,781
FNMA, VRN, 2.31%, 10/25/15	17,738	18,959
FNMA, VRN, 2.36%, 10/25/15	16,003	17,101
FNMA, VRN, 2.41%, 10/25/15	60,718	64,573
FNMA, VRN, 2.70%, 10/25/15	60,845	62,820
FNMA, VRN, 3.36%, 10/25/15	33,818	35,600
FNMA, VRN, 3.64%, 10/25/15	44,160	46,457
FNMA, VRN, 3.92%, 10/25/15	32,811	34,892
FNMA, VRN, 5.07%, 10/25/15	27,467	29,326
		1,937,352
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.5%
FHLMC, 6.50%, 6/1/16	1,940	1,965
FHLMC, 6.50%, 6/1/16	2,691	2,710
FHLMC, 4.50%, 1/1/19	53,571	55,493
FHLMC, 6.50%, 1/1/28	4,610	5,366
FHLMC, 6.50%, 6/1/29	5,145	5,889
FHLMC, 8.00%, 7/1/30	5,019	6,396
FHLMC, 5.50%, 12/1/33	134,031	151,557

FHLMC, 5.50%, 1/1/38	21,967	24,321
FHLMC, 6.00%, 8/1/38	23,007	26,125
FHLMC, 6.50%, 7/1/47	2,159	2,391
FNMA, 3.50%, 10/14/15(5)	900,000	939,235
FNMA, 4.00%, 10/14/15(5)	300,000	320,086
FNMA, 4.50%, 10/14/15(5)	225,000	243,984
FNMA, 4.50%, 5/1/19	24,102	25,022
FNMA, 4.50%, 5/1/19	33,993	35,307
FNMA, 2.625%, 9/6/24	90,000	92,314
FNMA, 6.50%, 1/1/28	4,512	5,158
FNMA, 6.50%, 1/1/29	10,430	12,111
FNMA, 7.50%, 7/1/29	27,625	31,770
FNMA, 7.50%, 9/1/30	4,708	5,646
FNMA, 6.625%, 11/15/30	330,000	477,468
FNMA, 5.00%, 7/1/31	165,707	183,319
FNMA, 6.50%, 1/1/32	7,900	9,029
FNMA, 5.50%, 6/1/33	34,696	39,274
FNMA, 5.50%, 8/1/33	75,321	84,096
FNMA, 5.00%, 11/1/33	210,482	233,160
FNMA, 5.50%, 1/1/34	70,870	79,890
FNMA, 5.00%, 4/1/35	173,030	191,121
FNMA, 4.50%, 9/1/35	110,719	120,507
FNMA, 5.00%, 2/1/36	174,548	192,500
FNMA, 5.50%, 1/1/37	128,588	144,335
FNMA, 5.50%, 2/1/37	30,721	34,417
FNMA, 6.00%, 7/1/37	179,920	203,288
FNMA, 6.50%, 8/1/37	48,888	54,885
FNMA, 5.00%, 4/1/40	273,444	301,905
FNMA, 5.00%, 6/1/40	209,636	231,647
FNMA, 3.50%, 1/1/41	515,853	538,966
FNMA, 4.00%, 1/1/41	709,484	768,060
FNMA, 4.50%, 1/1/41	276,900	303,776
FNMA, 4.00%, 5/1/41	178,987	191,526
FNMA, 5.00%, 6/1/41	236,500	261,399
FNMA, 4.50%, 7/1/41	216,347	237,206
FNMA, 4.50%, 9/1/41	58,030	63,156
FNMA, 4.00%, 12/1/41	278,615	300,187
FNMA, 4.00%, 1/1/42	312,660	334,586
FNMA, 4.00%, 1/1/42	79,612	85,249
FNMA, 4.00%, 3/1/42	210,539	225,189
FNMA, 3.50%, 5/1/42	518,886	543,238
FNMA, 3.50%, 6/1/42	116,102	121,907
FNMA, 6.50%, 8/1/47	6,958	7,739
FNMA, 6.50%, 8/1/47	12,745	14,181
FNMA, 6.50%, 9/1/47	718	800
FNMA, 6.50%, 9/1/47	4,885	5,437
FNMA, 6.50%, 9/1/47	7,100	7,906
FNMA, 6.50%, 9/1/47	1,896	2,110
FNMA, 6.50%, 9/1/47	13,007	14,481

GNMA, 3.50%, 10/21/15(5)	525,000	550,245
GNMA, 4.00%, 10/21/15(5)	546,000	581,714
GNMA, 7.00%, 4/20/26	15,119	17,942
GNMA, 7.50%, 8/15/26	9,760	11,830
GNMA, 7.00%, 2/15/28	3,908	3,965
GNMA, 7.50%, 2/15/28	3,876	3,960
GNMA, 6.50%, 5/15/28	798	916
GNMA, 6.50%, 5/15/28	2,096	2,405
GNMA, 7.00%, 12/15/28	5,780	6,015
GNMA, 7.00%, 5/15/31	28,584	34,173
GNMA, 5.50%, 11/15/32	79,093	90,609
GNMA, 4.50%, 1/15/40	79,882	86,878
GNMA, 4.50%, 5/20/41	209,562	227,938
GNMA, 4.50%, 6/15/41	97,074	107,164
GNMA, 4.00%, 12/15/41	368,670	393,477
GNMA, 3.50%, 7/20/42	140,963	148,236
		10,868,253
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,419,223)		12,805,605
U.S. TREASURY SECURITIES — 10.8%
U.S. Treasury Bonds, 4.75%, 2/15/37	240,000	325,625
U.S. Treasury Bonds, 3.50%, 2/15/39	480,000	541,837
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	654,818
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	52,779
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	633,530
U.S. Treasury Bonds, 2.875%, 5/15/43	150,000	149,629
U.S. Treasury Bonds, 3.125%, 8/15/44	270,000	282,797
U.S. Treasury Bonds, 3.00%, 11/15/44	180,000	183,984
U.S. Treasury Bonds, 2.50%, 2/15/45	80,000	73,721
U.S. Treasury Notes, 0.375%, 11/15/15	400,000	400,144
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	400,848
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	300,500
U.S. Treasury Notes, 1.00%, 2/15/18	2,420,000	2,433,438
U.S. Treasury Notes, 1.00%, 3/15/18	500,000	502,731
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	88,910
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	709,283
U.S. Treasury Notes, 1.625%, 7/31/19	250,000	254,349
U.S. Treasury Notes, 1.50%, 10/31/19	1,850,000	1,871,090
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	454,875
U.S. Treasury Notes, 1.25%, 1/31/20	200,000	199,852
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	150,721
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	200,685
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	200,585
U.S. Treasury Notes, 2.00%, 10/31/21	150,000	153,168
U.S. Treasury Notes, 1.75%, 5/15/22	500,000	501,058
U.S. Treasury Notes, 1.875%, 5/31/22	250,000	252,422
U.S. Treasury Notes, 2.00%, 2/15/25	450,000	448,424
TOTAL U.S. TREASURY SECURITIES (Cost $12,141,739)		12,421,803

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 2.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	7,743	8,128
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.58%, 10/1/15	63,523	63,560
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	89,662	70,063
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.76%, 10/1/15	20,379	20,350
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	6,893	6,894
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 10/1/15	63,714	63,717
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	21,705	22,671
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 10/1/15	82,681	82,248
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 10/1/15	50,217	49,530
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	17,349	17,176
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.42%, 10/1/15	49,846	50,246
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,716	2,678
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 10/1/15	89,003	87,894
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.30%, 10/1/15	21,382	21,186
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	23,756	22,831
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.30%, 10/1/15	53,891	52,577
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 10/1/15	40,950	40,803
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.55%, 10/1/15	65,723	65,279
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	99,599	100,150
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 10/1/15	45,377	45,918
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.52%, 10/1/15	26,438	26,222
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 10/1/15	16,637	16,596
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 10/1/15	33,689	33,969
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/15(2)	58,479	58,710
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 10/1/15	77,614	79,879
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	14,786	15,260
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 10/25/15	33,221	32,806
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 10/1/15	67,604	66,507
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	12,997	12,942
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/15	21,611	21,731
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	38,175	39,511
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.44%, 10/1/15	21,131	21,181
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 10/1/15	129,584	129,717
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	28,056	27,118
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 10/1/15	151,363	150,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 10/1/15	9,967	10,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 10/1/15	36,354	37,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/15	43,630	43,735
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	30,501	31,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	31,450	32,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	54,900	57,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	117,436	120,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 10/1/15	37,841	39,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 10/1/15	73,240	74,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.72%, 10/1/15	14,200	14,067
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.68%, 10/1/15	28,208	28,800
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/15	32,271	32,601

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/15	21,581	21,880
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 10/1/15	71,202	71,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	39,660	40,654
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	29,322	30,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	23,698	24,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	21,784	22,533
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	10,258	10,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 10/1/15	26,749	26,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	54,887	58,057
		2,455,339
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	97,441	105,489
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	72,810	72,796
		178,285
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,644,648)		2,633,624
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	250,000	254,863
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.00%, 10/15/15(2)	125,000	124,805
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	100,000	101,240
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.16%, 10/15/15(2)	216,050	214,451
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(2)	150,000	149,098
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	136,498
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/15	125,000	133,772
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	175,000	186,672
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 10/1/15(2)	50,000	49,924
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	100,000	101,587
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	175,000	177,254
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	50,862
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/15(2)	275,000	282,640
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/15	75,000	77,800
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	54,697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	82,136
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.11%, 10/15/15(2)	150,000	149,143
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	6,011	6,071
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	125,000	129,915
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(2)	125,000	127,873
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,552,302)		2,591,301
ASSET-BACKED SECURITIES(4) — 1.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	100,000	101,937
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21	125,000	126,557
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.57%, 10/15/15	125,000	124,765
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.71%, 10/15/15(2)	125,000	124,741
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.62%, 10/7/15(2)	125,382	125,028
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	45,726	45,698
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	47,393	47,348
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	150,000	150,526
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.38%, 10/15/15	77,213	77,157

Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.60%, 10/13/15(2)	140,442	140,221
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	39,386	39,718
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	162,773	161,102
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.66%, 10/17/15(2)	98,100	97,740
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	42,881	42,872
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	100,000	99,997
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	78,667	78,727
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	97,603	98,403
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	92,393	92,944
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.54%, 10/15/15	125,000	125,026
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	18,741	18,836
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	100,000	100,042
TOTAL ASSET-BACKED SECURITIES (Cost $2,019,627)		2,019,385
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	40,000	52,853
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	28,980
California GO, (Building Bonds), 7.30%, 10/1/39	30,000	41,591
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	7,356
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	37,619
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	25,896
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	24,122
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	19,682
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	47,442
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	55,451
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	26,858
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	30,000	33,949
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	25,303
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	45,000	43,644
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	46,942
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	30,854
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	29,371
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	30,417
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	20,000	28,172
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	36,662
TOTAL MUNICIPAL SECURITIES (Cost $581,355)		673,164
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	70,000	73,500
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	30,000	30,117
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	30,630
Italy†
Italy Government International Bond, 6.875%, 9/27/23	30,000	38,176
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	134,730
Mexico Government International Bond, 5.125%, 1/15/20	70,000	77,175

Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	54,900
		266,805
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	11,525
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	31,125
		42,650
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	35,000	39,499
Poland Government International Bond, 3.00%, 3/17/23	10,000	10,007
		49,506
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16	20,000	20,193
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	15,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $545,436)		567,477
TEMPORARY CASH INVESTMENTS — 0.9%
SSgA U.S. Government Money Market Fund, Class N	251,592	251,592
State Street Institutional Liquid Reserves Fund, Premier Class	806,452	806,452
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,058,044)		1,058,044
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $110,626,637)		116,912,086
OTHER ASSETS AND LIABILITIES — (2.1)%		(2,436,113)
TOTAL NET ASSETS — 100.0%		$114,475,973

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $3,965,777, which represented 3.5% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	66,590,191	—	—
Corporate Bonds	—	15,551,492	—
U.S. Government Agency Mortgage-Backed Securities	—	12,805,605	—
U.S. Treasury Securities	—	12,421,803	—
Collateralized Mortgage Obligations	—	2,633,624	—
Commercial Mortgage-Backed Securities	—	2,591,301	—
Asset-Backed Securities	—	2,019,385	—
Municipal Securities	—	673,164	—
Sovereign Governments and Agencies	—	567,477	—
Temporary Cash Investments	1,058,044	—	—
	67,648,235	49,263,851	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$111,048,075
Gross tax appreciation of investments	$10,682,472
Gross tax depreciation of investments	(4,818,461)
Net tax appreciation (depreciation) of investments	$5,864,011

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2015

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.8%
B/E Aerospace, Inc.	87,257	3,830,582
Airlines — 1.7%
Alaska Air Group, Inc.	42,557	3,381,154
American Airlines Group, Inc.	58,553	2,273,613
Spirit Airlines, Inc.(1)	51,164	2,420,057
		8,074,824
Auto Components — 0.8%
Delphi Automotive plc	47,202	3,589,240
Banks — 2.2%
BankUnited, Inc.	81,623	2,918,022
Signature Bank(1)	31,823	4,377,572
SVB Financial Group(1)	26,018	3,006,120
		10,301,714
Beverages — 4.7%
Boston Beer Co., Inc. (The), Class A(1)	10,411	2,192,661
Brown-Forman Corp., Class B	74,700	7,238,430
Constellation Brands, Inc., Class A	97,698	12,232,766
		21,663,857
Biotechnology — 1.7%
BioMarin Pharmaceutical, Inc.(1)	34,006	3,581,512
Incyte Corp.(1)	21,071	2,324,763
Vertex Pharmaceuticals, Inc.(1)	18,247	1,900,243
		7,806,518
Building Products — 1.1%
Lennox International, Inc.	44,110	4,998,986
Capital Markets — 1.9%
Affiliated Managers Group, Inc.(1)	51,389	8,787,005
Chemicals — 0.6%
Axalta Coating Systems Ltd.(1)	101,730	2,577,838
Commercial Services and Supplies — 2.3%
KAR Auction Services, Inc.	144,346	5,124,283
Stericycle, Inc.(1)	39,701	5,530,746
		10,655,029
Communications Equipment — 2.9%
Juniper Networks, Inc.	108,473	2,788,841
Motorola Solutions, Inc.	157,592	10,776,141
		13,564,982
Consumer Finance — 0.5%
Discover Financial Services	47,563	2,472,800
Containers and Packaging — 1.6%
Ball Corp.	74,894	4,658,407
Berry Plastics Group, Inc.(1)	83,181	2,501,253
		7,159,660

Distributors — 0.7%
LKQ Corp.(1)	106,839	3,029,954
Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	58,260	5,039,490
Electrical Equipment — 0.8%
Acuity Brands, Inc.	21,512	3,777,077
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	81,428	4,876,723
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	37,464	5,416,171
Food Products — 2.5%
Hain Celestial Group, Inc. (The)(1)	56,167	2,898,217
Hershey Co. (The)	39,459	3,625,493
J.M. Smucker Co. (The)	21,025	2,398,742
WhiteWave Foods Co. (The), Class A(1)	65,426	2,626,854
		11,549,306
Health Care Equipment and Supplies — 5.7%
Cooper Cos., Inc. (The)	22,576	3,360,663
DexCom, Inc.(1)	43,772	3,758,264
Hologic, Inc.(1)	87,781	3,434,871
NuVasive, Inc.(1)	57,061	2,751,482
Teleflex, Inc.	106,354	13,210,230
		26,515,510
Health Care Providers and Services — 3.5%
AmerisourceBergen Corp.	54,221	5,150,452
Universal Health Services, Inc., Class B	46,827	5,844,478
VCA, Inc.(1)	100,892	5,311,964
		16,306,894
Hotels, Restaurants and Leisure — 1.7%
Buffalo Wild Wings, Inc.(1)	9,110	1,762,147
Hilton Worldwide Holdings, Inc.	20,810	477,382
La Quinta Holdings, Inc.(1)	109,558	1,728,825
Papa John's International, Inc.	54,243	3,714,561
		7,682,915
Household Durables — 4.8%
Harman International Industries, Inc.	44,402	4,262,148
Jarden Corp.(1)	141,015	6,892,813
Mohawk Industries, Inc.(1)	41,374	7,521,380
Newell Rubbermaid, Inc.	85,530	3,396,396
		22,072,737
Internet and Catalog Retail — 1.4%
Expedia, Inc.	55,876	6,575,488
Internet Software and Services — 2.6%
Akamai Technologies, Inc.(1)	13,563	936,661
CoStar Group, Inc.(1)	37,117	6,423,468
LinkedIn Corp., Class A(1)	24,327	4,625,292
		11,985,421
IT Services — 4.7%
Alliance Data Systems Corp.(1)	39,005	10,101,515

Sabre Corp.	208,405	5,664,448
Vantiv, Inc., Class A(1)	134,613	6,046,816
		21,812,779
Leisure Products — 1.9%
Brunswick Corp.	83,396	3,993,835
Polaris Industries, Inc.	38,105	4,567,646
		8,561,481
Machinery — 5.0%
Ingersoll-Rand plc	82,099	4,168,166
Middleby Corp. (The)(1)	91,935	9,670,643
Snap-On, Inc.	39,674	5,988,393
WABCO Holdings, Inc.(1)	31,919	3,346,069
		23,173,271
Media — 1.5%
Charter Communications, Inc., Class A(1)	38,101	6,700,061
Multiline Retail — 2.5%
Burlington Stores, Inc.(1)	89,134	4,549,399
Dollar Tree, Inc.(1)	107,863	7,190,148
		11,739,547
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	38,240	3,758,992
Gulfport Energy Corp.(1)	78,340	2,325,131
		6,084,123
Pharmaceuticals — 3.1%
Endo International plc(1)	83,539	5,787,582
Horizon Pharma plc(1)	86,338	1,711,219
Zoetis, Inc.	170,978	7,040,874
		14,539,675
Professional Services — 1.6%
Nielsen Holdings plc	169,812	7,551,540
Real Estate Management and Development — 1.4%
Jones Lang LaSalle, Inc.	44,703	6,426,950
Road and Rail — 3.0%
Canadian Pacific Railway Ltd., New York Shares	62,186	8,928,044
J.B. Hunt Transport Services, Inc.	46,402	3,313,103
Kansas City Southern	15,548	1,413,002
		13,654,149
Semiconductors and Semiconductor Equipment — 3.0%
Avago Technologies Ltd.	38,630	4,829,136
Cree, Inc.(1)	85,678	2,075,978
Freescale Semiconductor Ltd.(1)	67,192	2,457,883
NXP Semiconductors NV(1)	52,536	4,574,310
		13,937,307
Software — 7.3%
Activision Blizzard, Inc.	106,397	3,286,603
CDK Global, Inc.	52,569	2,511,747
Electronic Arts, Inc.(1)	231,290	15,669,898
Intuit, Inc.	70,007	6,213,121
NetSuite, Inc.(1)	30,905	2,592,930

Tyler Technologies, Inc.(1)	22,162	3,309,008
		33,583,307
Specialty Retail — 6.1%
AutoZone, Inc.(1)	7,123	5,155,841
Men's Wearhouse, Inc. (The)	18,552	788,831
Restoration Hardware Holdings, Inc.(1)	29,513	2,753,858
Signet Jewelers Ltd.	56,477	7,688,214
Tractor Supply Co.	73,926	6,233,440
Ulta Salon Cosmetics & Fragrance, Inc.(1)	35,119	5,736,689
		28,356,873
Textiles, Apparel and Luxury Goods — 3.7%
Hanesbrands, Inc.	210,028	6,078,210
lululemon athletica, Inc.(1)	64,971	3,290,781
Under Armour, Inc., Class A(1)	77,301	7,481,191
		16,850,182
Wireless Telecommunication Services — 2.9%
SBA Communications Corp., Class A(1)	127,569	13,361,577
TOTAL COMMON STOCKS (Cost $383,898,310)		456,643,543
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $4,116,875), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $4,035,001)		4,035,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,507,777	1,507,777
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,542,777)		5,542,777
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $389,441,087)		462,186,320
OTHER ASSETS AND LIABILITIES — (0.1)%		(435,596)
TOTAL NET ASSETS — 100.0%		$461,750,724

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,898,574	CAD	10,520,269	JPMorgan Chase Bank N.A.	10/30/15	16,404

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	456,643,543	—	—
Temporary Cash Investments	1,507,777	4,035,000	—
	458,151,320	4,035,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	16,404	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$390,820,662
Gross tax appreciation of investments	$88,787,927
Gross tax depreciation of investments	(17,422,269)
Net tax appreciation (depreciation) of investments	$71,365,658

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2015

VP Growth - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 4.7%
Boeing Co. (The)	918	120,212
Lockheed Martin Corp.	657	136,203
		256,415
Airlines — 1.3%
Alaska Air Group, Inc.	443	35,196
Delta Air Lines, Inc.	831	37,287
		72,483
Beverages — 3.7%
PepsiCo, Inc.	2,137	201,519
Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc.(1)	420	65,684
Biogen, Inc.(1)	325	94,838
Gilead Sciences, Inc.	1,128	110,758
Incyte Corp.(1)	291	32,106
Regeneron Pharmaceuticals, Inc.(1)	74	34,421
		337,807
Chemicals — 2.6%
Dow Chemical Co. (The)	1,235	52,364
PPG Industries, Inc.	414	36,304
Sherwin-Williams Co. (The)	244	54,358
		143,026
Communications Equipment — 1.3%
Cisco Systems, Inc.	1,388	36,435
QUALCOMM, Inc.	661	35,516
		71,951
Energy Equipment and Services — 0.7%
Halliburton Co.	1,036	36,623
Food and Staples Retailing — 0.7%
Kroger Co. (The)	1,125	40,579
Food Products — 1.7%
ConAgra Foods, Inc.	681	27,587
Mead Johnson Nutrition Co.	961	67,655
		95,242
Health Care Equipment and Supplies — 2.5%
C.R. Bard, Inc.	225	41,920
Cooper Cos., Inc. (The)	205	30,516
DENTSPLY International, Inc.	169	8,546
Intuitive Surgical, Inc.(1)	125	57,448
		138,430
Health Care Providers and Services — 2.9%
Cardinal Health, Inc.	850	65,297
Express Scripts Holding Co.(1)	1,178	95,371
		160,668

Health Care Technology — 0.6%
Cerner Corp.(1)	519	31,119
Hotels, Restaurants and Leisure — 1.6%
Chipotle Mexican Grill, Inc.(1)	83	59,781
Las Vegas Sands Corp.	748	28,401
		88,182
Household Products — 0.6%
Church & Dwight Co., Inc.	405	33,980
Industrial Conglomerates — 1.8%
3M Co.	704	99,806
Insurance — 1.4%
Aflac, Inc.	646	37,552
American International Group, Inc.	725	41,194
		78,746
Internet and Catalog Retail — 5.4%
Amazon.com, Inc.(1)	376	192,471
Expedia, Inc.	871	102,499
		294,970
Internet Software and Services — 9.6%
Facebook, Inc., Class A(1)	1,979	177,912
Google, Inc., Class A(1)	424	270,669
LinkedIn Corp., Class A(1)	225	42,779
Pandora Media, Inc.(1)	1,702	36,321
		527,681
IT Services — 6.5%
Alliance Data Systems Corp.(1)	182	47,134
Cognizant Technology Solutions Corp., Class A(1)	291	18,220
Fiserv, Inc.(1)	663	57,422
Visa, Inc., Class A	3,328	231,829
		354,605
Life Sciences Tools and Services — 1.3%
Illumina, Inc.(1)	223	39,208
Mettler-Toledo International, Inc.(1)	45	12,813
Waters Corp.(1)	184	21,751
		73,772
Machinery — 1.6%
Parker-Hannifin Corp.	271	26,368
WABCO Holdings, Inc.(1)	199	20,861
Wabtec Corp.	487	42,881
		90,110
Media — 5.6%
Comcast Corp., Class A	2,679	152,382
Sirius XM Holdings, Inc.(1)	8,214	30,720
Walt Disney Co. (The)	1,227	125,399
		308,501
Multiline Retail — 2.2%
Dollar Tree, Inc.(1)	1,193	79,525
Macy's, Inc.	825	42,339
		121,864

Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	380	37,354
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	488	39,372
Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	1,193	70,625
Jazz Pharmaceuticals plc(1)	107	14,211
Johnson & Johnson	936	87,375
Perrigo Co. plc	173	27,208
Pfizer, Inc.	2,577	80,943
Teva Pharmaceutical Industries Ltd. ADR	445	25,125
Zoetis, Inc.	698	28,744
		334,231
Real Estate Investment Trusts (REITs) — 1.0%
Simon Property Group, Inc.	292	53,646
Road and Rail — 0.9%
Union Pacific Corp.	547	48,360
Semiconductors and Semiconductor Equipment — 2.0%
Maxim Integrated Products, Inc.	1,187	39,646
Skyworks Solutions, Inc.	233	19,621
Xilinx, Inc.	1,229	52,109
		111,376
Software — 5.5%
Adobe Systems, Inc.(1)	694	57,061
Electronic Arts, Inc.(1)	805	54,539
Intuit, Inc.	499	44,286
Oracle Corp.	3,211	115,981
Splunk, Inc.(1)	513	28,395
		300,262
Specialty Retail — 5.6%
Bed Bath & Beyond, Inc.(1)	365	20,812
O'Reilly Automotive, Inc.(1)	505	126,250
Ross Stores, Inc.	1,235	59,860
TJX Cos., Inc. (The)	1,449	103,488
		310,410
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	2,433	268,360
EMC Corp.	2,102	50,784
		319,144
Textiles, Apparel and Luxury Goods — 0.7%
Carter's, Inc.	409	37,072
Tobacco — 1.5%
Philip Morris International, Inc.	1,037	82,265
Wireless Telecommunication Services — 1.5%
SBA Communications Corp., Class A(1)	771	80,755
TOTAL COMMON STOCKS (Cost $4,831,512)		5,412,326

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Growth ETF (Cost $41,217)	439	40,827
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $126,370)	126,370	126,370
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $4,999,099)		5,579,523
OTHER ASSETS AND LIABILITIES — (1.4)%		(78,242)
TOTAL NET ASSETS — 100.0%		$5,501,281

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,412,326	—	—
Exchange-Traded Funds	40,827	—	—
Temporary Cash Investments	126,370	—	—
	5,579,523	—	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,026,724
Gross tax appreciation of investments	$730,742
Gross tax depreciation of investments	(177,943)
Net tax appreciation (depreciation) of investments	$552,799

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
September 30, 2015

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.6%
General Dynamics Corp.	21,796	3,006,758
Honeywell International, Inc.	48,420	4,584,890
United Technologies Corp.	20,173	1,795,195
		9,386,843
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	37,804	3,730,877
Auto Components — 0.1%
Johnson Controls, Inc.	6,555	271,115
Automobiles — 1.4%
Ford Motor Co.	275,228	3,734,844
General Motors Co.	28,693	861,364
Thor Industries, Inc.	5,012	259,621
		4,855,829
Banks — 3.9%
Bank of America Corp.	36,260	564,931
Citigroup, Inc.	71,415	3,542,898
JPMorgan Chase & Co.	125,734	7,666,002
Wells Fargo & Co.	42,781	2,196,804
		13,970,635
Beverages — 1.8%
Coca-Cola Co. (The)	6,942	278,513
PepsiCo, Inc.	65,287	6,156,564
		6,435,077
Biotechnology — 5.6%
AbbVie, Inc.	82,610	4,494,810
Amgen, Inc.	38,847	5,373,317
Biogen, Inc.(1)	14,053	4,100,806
Gilead Sciences, Inc.	59,440	5,836,414
		19,805,347
Capital Markets — 3.5%
Ameriprise Financial, Inc.	28,236	3,081,395
Franklin Resources, Inc.	76,179	2,838,429
Legg Mason, Inc.	58,347	2,427,819
NorthStar Asset Management Group, Inc.	31,816	456,878
T. Rowe Price Group, Inc.	19,798	1,375,961
Waddell & Reed Financial, Inc., Class A	63,158	2,196,003
		12,376,485
Chemicals — 1.8%
Dow Chemical Co. (The)	96,415	4,087,996
Potash Corp. of Saskatchewan, Inc.	118,475	2,434,661
		6,522,657

Commercial Services and Supplies — 1.0%
Pitney Bowes, Inc.	143,949	2,857,388
Waste Management, Inc.	11,360	565,841
		3,423,229
Communications Equipment — 2.9%
Cisco Systems, Inc.	220,854	5,797,418
QUALCOMM, Inc.	83,655	4,494,783
		10,292,201
Containers and Packaging†
Avery Dennison Corp.	1,272	71,957
Diversified Consumer Services — 0.3%
H&R Block, Inc.	34,393	1,245,027
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	14,458	1,885,323
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	209,445	6,823,718
Verizon Communications, Inc.	157,659	6,859,743
		13,683,461
Electric Utilities — 2.2%
Entergy Corp.	47,023	3,061,197
NextEra Energy, Inc.	37,729	3,680,464
PPL Corp.	34,556	1,136,547
		7,878,208
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	28,414	2,883,169
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	186,590	3,194,421
Energy Equipment and Services — 1.3%
Noble Corp. plc	235,705	2,571,542
Schlumberger Ltd.	27,317	1,884,053
		4,455,595
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	78,005	5,057,844
Food Products — 1.3%
Archer-Daniels-Midland Co.	6,385	264,658
Bunge Ltd.	29,175	2,138,528
ConAgra Foods, Inc.	56,928	2,306,153
		4,709,339
Health Care Equipment and Supplies — 2.0%
St. Jude Medical, Inc.	55,762	3,518,025
Stryker Corp.	38,423	3,615,604
		7,133,629
Health Care Providers and Services — 2.3%
Aetna, Inc.	36,833	4,029,898
Anthem, Inc.	5,419	758,660
UnitedHealth Group, Inc.	28,070	3,256,401
		8,044,959

Hotels, Restaurants and Leisure — 2.2%
Brinker International, Inc.	3,157	166,279
Darden Restaurants, Inc.	52,001	3,564,149
Las Vegas Sands Corp.	59,523	2,260,088
McDonald's Corp.	18,544	1,827,140
		7,817,656
Household Durables — 1.6%
Garmin Ltd.	74,662	2,678,873
GoPro, Inc., Class A(1)	10,960	342,171
Tupperware Brands Corp.	53,433	2,644,399
		5,665,443
Household Products — 2.0%
Clorox Co. (The)	7,627	881,147
Procter & Gamble Co. (The)	86,333	6,210,796
		7,091,943
Industrial Conglomerates — 2.1%
3M Co.	35,444	5,024,896
General Electric Co.	100,763	2,541,243
		7,566,139
Insurance — 0.8%
Progressive Corp. (The)	91,671	2,808,800
Internet and Catalog Retail — 0.4%
Amazon.com, Inc.(1)	2,454	1,256,178
Internet Software and Services — 1.5%
Facebook, Inc., Class A(1)	12,031	1,081,587
Google, Inc., Class A(1)	3,294	2,102,791
Google, Inc., Class C(1)	3,299	2,007,177
		5,191,555
IT Services — 3.2%
Accenture plc, Class A	43,743	4,298,187
International Business Machines Corp.	41,813	6,061,631
Western Union Co. (The)	52,759	968,655
		11,328,473
Leisure Products — 0.8%
Mattel, Inc.	127,388	2,682,791
Machinery — 3.0%
Caterpillar, Inc.	53,020	3,465,387
Cummins, Inc.	26,129	2,837,087
PACCAR, Inc.	11,459	597,816
Stanley Black & Decker, Inc.	38,105	3,695,423
		10,595,713
Media — 1.1%
Comcast Corp., Class A	4,188	238,214
Viacom, Inc., Class B	77,538	3,345,765
Walt Disney Co. (The)	1,832	187,230
		3,771,209
Metals and Mining — 0.1%
Nucor Corp.	11,544	433,477

Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	85,163	3,590,472
Multiline Retail — 1.8%
Kohl's Corp.	51,667	2,392,699
Target Corp.	52,268	4,111,401
		6,504,100
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	10,051	792,823
Exxon Mobil Corp.	50,767	3,774,527
Marathon Petroleum Corp.	36,242	1,679,092
Murphy Oil Corp.	75,177	1,819,283
Valero Energy Corp.	56,173	3,375,997
		11,441,722
Paper and Forest Products — 1.6%
Domtar Corp.	79,237	2,832,723
International Paper Co.	72,614	2,744,083
		5,576,806
Pharmaceuticals — 6.2%
Johnson & Johnson	95,087	8,876,372
Merck & Co., Inc.	126,470	6,246,353
Pfizer, Inc.	219,588	6,897,259
		22,019,984
Real Estate Investment Trusts (REITs) — 3.8%
HCP, Inc.	16,052	597,937
Hospitality Properties Trust	110,854	2,835,645
Liberty Property Trust	26,585	837,693
Mid-America Apartment Communities, Inc.	34,778	2,847,275
Plum Creek Timber Co., Inc.	79,840	3,154,479
Public Storage	15,993	3,384,599
		13,657,628
Semiconductors and Semiconductor Equipment — 4.8%
Analog Devices, Inc.	54,046	3,048,735
Applied Materials, Inc.	60,547	889,435
Intel Corp.	208,406	6,281,357
Intersil Corp., Class A	39,127	457,786
Marvell Technology Group Ltd.	137,607	1,245,343
Teradyne, Inc.	84,179	1,516,064
Texas Instruments, Inc.	72,484	3,589,408
		17,028,128
Software — 4.7%
CA, Inc.	108,885	2,972,560
Microsoft Corp.	236,099	10,449,742
Oracle Corp.	30,731	1,110,004
Symantec Corp.	112,949	2,199,117
		16,731,423
Specialty Retail — 2.2%
American Eagle Outfitters, Inc.	97,486	1,523,706
Best Buy Co., Inc.	28,978	1,075,663
DSW, Inc., Class A	31,497	797,189

Lowe's Cos., Inc.	65,940	4,544,585
		7,941,143
Technology Hardware, Storage and Peripherals — 6.5%
Apple, Inc.	146,824	16,194,687
EMC Corp.	102,929	2,486,765
Seagate Technology plc	69,677	3,121,529
Western Digital Corp.	16,359	1,299,559
		23,102,540
Textiles, Apparel and Luxury Goods — 0.3%
Coach, Inc.	41,304	1,194,925
Thrifts and Mortgage Finance — 0.1%
Essent Group Ltd.(1)	9,383	233,168
Tobacco — 1.5%
Philip Morris International, Inc.	68,716	5,451,240
TOTAL COMMON STOCKS (Cost $333,738,899)		351,995,883
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,281,925), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $2,233,001)		2,233,000
State Street Institutional Liquid Reserves Fund, Premier Class	834,858	834,858
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,067,858)		3,067,858
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $336,806,757)		355,063,741
OTHER ASSETS AND LIABILITIES — 0.3%		947,767
TOTAL NET ASSETS — 100.0%		$356,011,508

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	351,995,883	—	—
Temporary Cash Investments	834,858	2,233,000	—
	352,830,741	2,233,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$339,281,933
Gross tax appreciation of investments	$43,770,434
Gross tax depreciation of investments	(27,988,626)
Net tax appreciation (depreciation) of investments	$15,781,808

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2015

VP International - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Australia — 0.9%
Qantas Airways Ltd.(1)	744,220	1,948,621
Austria — 0.1%
Erste Group Bank AG(1)	10,982	319,262
Belgium — 3.6%
Anheuser-Busch InBev NV	22,720	2,413,184
KBC Groep NV	60,500	3,815,095
UCB SA	27,080	2,119,484
		8,347,763
Canada — 1.1%
Alimentation Couche-Tard, Inc., B Shares	52,540	2,416,171
China — 1.6%
Baidu, Inc. ADR(1)	8,780	1,206,460
Tencent Holdings Ltd.	143,800	2,418,505
		3,624,965
Denmark — 3.1%
Novo Nordisk A/S, B Shares	28,105	1,512,731
Pandora A/S	47,090	5,509,375
		7,022,106
France — 9.2%
Accor SA	54,060	2,530,695
Carrefour SA	63,950	1,895,191
Criteo SA ADR(1)	29,560	1,109,682
Essilor International SA	19,172	2,341,816
Ingenico Group	11,980	1,447,078
Legrand SA	34,170	1,816,682
LVMH Moet Hennessy Louis Vuitton SE	14,730	2,513,557
Pernod-Ricard SA	14,260	1,439,915
Peugeot SA(1)	69,170	1,044,973
Total SA	72,070	3,249,282
Valeo SA	12,660	1,714,425
		21,103,296
Germany — 7.2%
Bayer AG	30,810	3,937,772
Continental AG	7,382	1,568,081
Fresenius Medical Care AG & Co. KGaA	43,330	3,378,736
Symrise AG	32,500	1,952,242
Wirecard AG	49,410	2,362,194
Zalando SE(1)	99,828	3,306,463
		16,505,488
Hong Kong — 1.4%
AIA Group Ltd.	635,000	3,306,155

Indonesia — 0.3%
PT Bank Mandiri (Persero) Tbk	1,128,500	612,290
Ireland — 3.4%
Bank of Ireland(1)	6,893,047	2,683,446
CRH plc	23,790	629,330
Ryanair Holdings plc ADR	33,033	2,586,484
Smurfit Kappa Group plc	71,220	1,914,638
		7,813,898
Israel — 0.5%
Mobileye NV(1)	27,270	1,240,240
Italy — 4.1%
Intesa Sanpaolo SpA	1,609,070	5,682,429
Luxottica Group SpA	36,109	2,510,088
Mediaset SpA	257,280	1,185,854
		9,378,371
Japan — 17.3%
Daito Trust Construction Co. Ltd.	14,400	1,464,784
Fuji Heavy Industries Ltd.	80,300	2,905,792
Isuzu Motors Ltd.	112,400	1,132,615
Japan Tobacco, Inc.	44,900	1,396,741
Keyence Corp.	4,700	2,104,367
Kubota Corp.	226,000	3,112,277
Minebea Co. Ltd.	155,000	1,650,262
Mizuho Financial Group, Inc.	915,200	1,719,073
Murata Manufacturing Co. Ltd.	23,900	3,103,849
Nidec Corp.	33,400	2,301,147
Nintendo Co. Ltd.	9,300	1,571,158
Nitori Holdings Co. Ltd.	29,600	2,330,898
Ono Pharmaceutical Co. Ltd.	14,600	1,736,582
ORIX Corp.	207,600	2,685,365
Ryohin Keikaku Co. Ltd.	12,600	2,579,687
Seven & i Holdings Co. Ltd.	65,400	2,996,471
Suzuki Motor Corp.	94,100	2,907,540
Unicharm Corp.	101,400	1,799,314
		39,497,922
Netherlands — 3.7%
Akzo Nobel NV	29,647	1,927,371
ING Groep NV CVA	191,080	2,712,512
NXP Semiconductors NV(1)	43,490	3,786,674
		8,426,557
Norway — 1.0%
Statoil ASA	160,090	2,335,223
Portugal — 1.1%
Jeronimo Martins SGPS SA	194,590	2,627,940
Spain — 2.0%
Cellnex Telecom SAU(1)	72,190	1,228,499
Industria de Diseno Textil SA	97,560	3,268,223
		4,496,722

Sweden — 2.2%
Electrolux AB	33,422	945,621
Sandvik AB	103,540	883,318
Skandinaviska Enskilda Banken AB, A Shares	130,368	1,393,292
Svenska Cellulosa AB, B Shares	66,240	1,856,179
		5,078,410
Switzerland — 12.0%
Adecco SA	48,325	3,543,423
Credit Suisse Group AG	102,690	2,470,485
Nestle SA	80,450	6,058,408
Novartis AG	74,850	6,894,789
Roche Holding AG	32,389	8,562,162
		27,529,267
United Kingdom — 23.6%
ARM Holdings plc	142,250	2,049,995
Ashtead Group plc	181,054	2,555,390
Associated British Foods plc	38,303	1,941,238
Aviva plc	270,670	1,855,460
BAE Systems plc	176,600	1,198,977
Barclays plc	697,100	2,577,215
Bunzl plc	88,270	2,369,335
Burberry Group plc	48,978	1,016,481
Carnival plc	57,900	2,988,610
Compass Group plc	136,480	2,178,916
Croda International plc	33,680	1,383,332
International Consolidated Airlines Group SA(1)	299,611	2,673,803
Johnson Matthey plc	65,487	2,432,574
Liberty Global plc, Class A(1)	73,670	3,163,390
London Stock Exchange Group plc	52,590	1,930,146
Prudential plc	128,090	2,707,894
Reckitt Benckiser Group plc	60,720	5,511,621
Rio Tinto plc	55,477	1,861,183
Shire plc	55,240	3,770,352
St. James's Place plc	174,272	2,243,476
Whitbread plc	34,820	2,462,869
Wolseley plc	54,420	3,183,529
		54,055,786
TOTAL COMMON STOCKS (Cost $208,350,689)		227,686,453
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $742,206), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $726,000)		726,000
State Street Institutional Liquid Reserves Fund, Premier Class	271,148	271,148
TOTAL TEMPORARY CASH INVESTMENTS (Cost $997,148)		997,148
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $209,347,837)		228,683,601
OTHER ASSETS AND LIABILITIES — 0.1%		306,465
TOTAL NET ASSETS — 100.0%		$228,990,066

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	21.8%
Financials	17.5%
Health Care	14.9%
Consumer Staples	14.0%
Industrials	13.1%
Information Technology	9.8%
Materials	5.3%
Energy	2.4%
Telecommunication Services	0.6%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	1,206,460	2,418,505	—
France	1,109,682	19,993,614	—
Ireland	2,586,484	5,227,414	—
Israel	1,240,240	—	—
Netherlands	3,786,674	4,639,883	—
United Kingdom	3,163,390	50,892,396	—
Other Countries	—	131,421,711	—
Temporary Cash Investments	271,148	726,000	—
	13,364,078	215,319,523	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$209,603,893
Gross tax appreciation of investments	$31,777,886
Gross tax depreciation of investments	(12,698,178)
Net tax appreciation (depreciation) of investments	$19,079,708

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2015

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 5.8%
Honeywell International, Inc.	3,990	377,813
Huntington Ingalls Industries, Inc.	1,370	146,796
Raytheon Co.	1,590	173,723
United Technologies Corp.	3,510	312,355
		1,010,687
Auto Components — 2.3%
BorgWarner, Inc.	2,770	115,205
Delphi Automotive plc	3,680	279,827
		395,032
Automobiles — 1.6%
Ford Motor Co.	10,330	140,178
Harley-Davidson, Inc.	2,460	135,054
		275,232
Banks — 14.1%
Bank of America Corp.	27,050	421,439
JPMorgan Chase & Co.	10,490	639,575
KeyCorp	11,830	153,908
PNC Financial Services Group, Inc. (The)	2,930	261,356
U.S. Bancorp	9,030	370,320
Wells Fargo & Co.	12,050	618,768
		2,465,366
Biotechnology — 0.8%
Amgen, Inc.	960	132,787
Capital Markets — 5.5%
Ameriprise Financial, Inc.	2,490	271,734
BlackRock, Inc.	540	160,634
Goldman Sachs Group, Inc. (The)	1,360	236,313
Invesco Ltd.	9,230	288,253
		956,934
Chemicals — 1.7%
Dow Chemical Co. (The)	4,190	177,656
LyondellBasell Industries NV, Class A	1,510	125,874
		303,530
Communications Equipment — 2.6%
Cisco Systems, Inc.	17,280	453,600
Consumer Finance — 2.7%
Capital One Financial Corp.	3,220	233,514
Discover Financial Services	4,450	231,356
		464,870
Containers and Packaging — 0.6%
WestRock Co.	2,080	106,995

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	1,210	157,784
Electric Utilities — 2.1%
PPL Corp.	5,270	173,331
Westar Energy, Inc.	2,130	81,877
Xcel Energy, Inc.	3,120	110,479
		365,687
Electrical Equipment — 1.7%
Eaton Corp. plc	5,740	294,462
Energy Equipment and Services — 2.8%
Baker Hughes, Inc.	2,330	121,253
Halliburton Co.	6,740	238,259
Oceaneering International, Inc.	3,190	125,303
		484,815
Food and Staples Retailing — 2.0%
CVS Health Corp.	2,400	231,552
Sysco Corp.	3,110	121,197
		352,749
Food Products — 0.6%
Hershey Co. (The)	1,200	110,256
Health Care Equipment and Supplies — 3.5%
Medtronic plc	5,600	374,864
Zimmer Biomet Holdings, Inc.	2,540	238,582
		613,446
Health Care Providers and Services — 3.8%
Anthem, Inc.	1,450	203,000
HCA Holdings, Inc.(1)	2,670	206,551
Laboratory Corp. of America Holdings(1)	1,180	127,995
McKesson Corp.	640	118,419
		655,965
Hotels, Restaurants and Leisure — 0.8%
Marriott International, Inc., Class A	2,090	142,538
Household Durables — 1.5%
Whirlpool Corp.	1,820	268,013
Insurance — 5.4%
Allstate Corp. (The)	2,270	132,205
American International Group, Inc.	4,010	227,848
MetLife, Inc.	4,744	223,679
Principal Financial Group, Inc.	1,470	69,590
Prudential Financial, Inc.	2,460	187,477
Travelers Cos., Inc. (The)	1,040	103,511
		944,310
Machinery — 3.0%
Ingersoll-Rand plc	7,270	369,098
Stanley Black & Decker, Inc.	1,610	156,138
		525,236
Media — 2.3%
AMC Networks, Inc.(1)	2,010	147,072
Time Warner, Inc.	3,730	256,437

		403,509

Multiline Retail — 0.6%
Macy's, Inc.	2,090	107,259
Oil, Gas and Consumable Fuels — 10.6%
Apache Corp.	890	34,852
Chevron Corp.	3,490	275,291
Exxon Mobil Corp.	3,520	261,712
Imperial Oil Ltd.	9,450	299,398
Oasis Petroleum, Inc.(1)	8,530	74,041
Occidental Petroleum Corp.	4,240	280,476
Total SA ADR	9,600	429,216
Valero Energy Corp.	3,200	192,320
		1,847,306
Pharmaceuticals — 7.3%
Allergan plc(1)	980	266,374
Johnson & Johnson	2,700	252,045
Merck & Co., Inc.	5,730	283,005
Pfizer, Inc.	14,740	462,983
		1,264,407
Real Estate Investment Trusts (REITs) — 0.8%
Brixmor Property Group, Inc.	6,190	145,341
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	17,950	263,686
Microchip Technology, Inc.	4,360	187,872
NXP Semiconductors NV(1)	1,010	87,941
ON Semiconductor Corp.(1)	6,060	56,964
		596,463
Software — 4.1%
Electronic Arts, Inc.(1)	4,010	271,677
Oracle Corp.	12,040	434,885
		706,562
Specialty Retail — 1.4%
Lowe's Cos., Inc.	3,460	238,463
Technology Hardware, Storage and Peripherals — 1.0%
Western Digital Corp.	2,160	171,590
Tobacco — 2.0%
Altria Group, Inc.	1,840	100,096
Philip Morris International, Inc.	3,100	245,923
		346,019
TOTAL COMMON STOCKS (Cost $15,900,401)		17,307,213
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $33,247)	33,247	33,247
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $15,933,648)		17,340,460
OTHER ASSETS AND LIABILITIES — 0.5%		95,366
TOTAL NET ASSETS — 100.0%		$17,435,826

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	205,415	CAD	273,596	JPMorgan Chase Bank N.A.	10/30/15	427
EUR	12,036	USD	13,545	UBS AG	10/30/15	(91)
USD	321,627	EUR	287,677	UBS AG	10/30/15	42
						378

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	17,007,815	299,398	—
Temporary Cash Investments	33,247	—	—
	17,041,062	299,398	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	469	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(91)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,195,086
Gross tax appreciation of investments	$2,357,738
Gross tax depreciation of investments	(1,212,364)
Net tax appreciation (depreciation) of investments	$1,145,374

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2015

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 1.1%
L-3 Communications Holdings, Inc.	40,839	4,268,492
Textron, Inc.	112,547	4,236,269
		8,504,761
Automobiles — 1.2%
Honda Motor Co., Ltd. ADR	148,879	4,451,482
Thor Industries, Inc.	80,628	4,176,531
		8,628,013
Banks — 7.8%
Bank of Hawaii Corp.	80,877	5,134,881
BB&T Corp.	147,745	5,259,722
BOK Financial Corp.	67,006	4,335,958
Comerica, Inc.	100,631	4,135,934
Commerce Bancshares, Inc.	185,417	8,447,598
Cullen / Frost Bankers, Inc.	60,703	3,859,497
M&T Bank Corp.	70,354	8,579,670
PNC Financial Services Group, Inc. (The)	73,121	6,522,393
SunTrust Banks, Inc.	129,061	4,935,293
Westamerica Bancorporation	172,268	7,655,590
		58,866,536
Capital Markets — 5.4%
Franklin Resources, Inc.	134,111	4,996,976
LPL Financial Holdings, Inc.	142,564	5,669,770
Northern Trust Corp.	303,984	20,719,549
State Street Corp.	74,274	4,991,956
T. Rowe Price Group, Inc.	67,120	4,664,840
		41,043,091
Chemicals — 0.7%
Mosaic Co. (The)	165,516	5,149,203
Commercial Services and Supplies — 5.9%
ADT Corp. (The)	230,002	6,877,060
Clean Harbors, Inc.(1)	129,051	5,674,372
Republic Services, Inc.	545,445	22,472,334
Tyco International plc	276,196	9,241,518
		44,265,284
Communications Equipment — 0.3%
Harris Corp.	35,262	2,579,415
Containers and Packaging — 1.3%
Bemis Co., Inc.	88,278	3,493,160
Sonoco Products Co.	161,900	6,110,106
		9,603,266
Diversified Telecommunication Services — 1.5%
CenturyLink, Inc.	340,572	8,555,169

Level 3 Communications, Inc.(1)	69,761	3,047,858
		11,603,027
Electric Utilities — 5.5%
Edison International	183,070	11,546,225
Great Plains Energy, Inc.	255,460	6,902,529
OGE Energy Corp.	107,799	2,949,381
Westar Energy, Inc.	263,480	10,128,171
Xcel Energy, Inc.	279,259	9,888,561
		41,414,867
Electrical Equipment — 1.4%
Emerson Electric Co.	245,385	10,838,655
Electronic Equipment, Instruments and Components — 2.0%
Keysight Technologies, Inc.(1)	255,947	7,893,405
TE Connectivity Ltd.	119,403	7,151,046
		15,044,451
Energy Equipment and Services — 3.1%
Cameron International Corp.(1)	203,422	12,473,837
FMC Technologies, Inc.(1)	156,155	4,840,805
Helmerich & Payne, Inc.	124,795	5,897,812
		23,212,454
Food and Staples Retailing — 2.7%
Sysco Corp.	527,261	20,547,361
Food Products — 6.4%
Campbell Soup Co.	62,472	3,166,081
ConAgra Foods, Inc.	291,656	11,814,985
Danone SA	31,325	1,981,117
General Mills, Inc.	102,551	5,756,188
J.M. Smucker Co. (The)	79,701	9,093,087
Kellogg Co.	131,642	8,760,775
Mondelez International, Inc., Class A	174,909	7,323,440
		47,895,673
Gas Utilities — 2.2%
Atmos Energy Corp.	124,373	7,236,021
Laclede Group, Inc. (The)	176,232	9,609,931
		16,845,952
Health Care Equipment and Supplies — 3.4%
Becton Dickinson and Co.	31,325	4,155,574
Boston Scientific Corp.(1)	472,092	7,747,030
Zimmer Biomet Holdings, Inc.	147,964	13,898,259
		25,800,863
Health Care Providers and Services — 3.6%
Cardinal Health, Inc.	28,713	2,205,733
Express Scripts Holding Co.(1)	27,100	2,194,016
LifePoint Health, Inc.(1)	192,882	13,675,334
Quest Diagnostics, Inc.	146,845	9,026,562
		27,101,645
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	78,451	3,899,015

Household Durables — 1.1%
PulteGroup, Inc.	261,442	4,933,410
Toll Brothers, Inc.(1)	92,936	3,182,129
		8,115,539
Industrial Conglomerates — 1.3%
Koninklijke Philips NV	408,931	9,642,492
Insurance — 7.5%
ACE Ltd.	91,188	9,428,839
Aflac, Inc.	61,654	3,583,947
Allstate Corp. (The)	44,294	2,579,683
Brown & Brown, Inc.	166,955	5,170,596
Chubb Corp. (The)	37,165	4,558,287
HCC Insurance Holdings, Inc.	24,252	1,878,803
MetLife, Inc.	75,022	3,537,287
ProAssurance Corp.	83,769	4,110,545
Reinsurance Group of America, Inc.	86,036	7,794,001
Torchmark Corp.	57,548	3,245,707
Travelers Cos., Inc. (The)	35,382	3,521,571
Unum Group	211,116	6,772,601
		56,181,867
Leisure Products — 0.9%
Mattel, Inc.	326,403	6,874,047
Machinery — 1.3%
Oshkosh Corp.	102,203	3,713,035
Parker-Hannifin Corp.	31,203	3,036,052
Pentair plc	52,746	2,692,156
		9,441,243
Media — 0.7%
Markit Ltd.(1)	192,826	5,591,954
Metals and Mining — 0.9%
Nucor Corp.	173,807	6,526,453
Multi-Utilities — 2.7%
Ameren Corp.	98,070	4,145,419
Consolidated Edison, Inc.	76,485	5,113,023
NorthWestern Corp.	73,675	3,965,925
PG&E Corp.	128,474	6,783,427
		20,007,794
Multiline Retail — 0.4%
Target Corp.	41,108	3,233,555
Oil, Gas and Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	67,005	4,046,432
Cimarex Energy Co.	74,728	7,658,125
Devon Energy Corp.	191,240	7,093,092
EQT Corp.	139,990	9,067,152
Imperial Oil Ltd.	491,457	15,570,477
Noble Energy, Inc.	341,403	10,303,543
Occidental Petroleum Corp.	158,124	10,459,903
		64,198,724

Real Estate Investment Trusts (REITs) — 4.8%
Boston Properties, Inc.	23,661	2,801,462
Corrections Corp. of America	244,309	7,216,888
Empire State Realty Trust, Inc.	175,665	2,991,575
Host Hotels & Resorts, Inc.	215,313	3,404,099
Piedmont Office Realty Trust, Inc., Class A	450,718	8,063,345
Weyerhaeuser Co.	427,977	11,700,891
		36,178,260
Road and Rail — 1.0%
Heartland Express, Inc.	384,171	7,660,370
Semiconductors and Semiconductor Equipment — 5.0%
Applied Materials, Inc.	638,153	9,374,467
Lam Research Corp.	128,249	8,378,507
Maxim Integrated Products, Inc.	197,864	6,608,658
Microchip Technology, Inc.	171,512	7,390,452
Teradyne, Inc.	348,089	6,269,083
		38,021,167
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	34,924	6,619,146
Bed Bath & Beyond, Inc.(1)	65,568	3,738,687
CST Brands, Inc.	168,613	5,675,513
Lowe's Cos., Inc.	38,953	2,684,641
		18,717,987
Technology Hardware, Storage and Peripherals — 1.9%
SanDisk Corp.	143,796	7,812,437
Western Digital Corp.	85,220	6,769,877
		14,582,314
Textiles, Apparel and Luxury Goods — 0.8%
Ralph Lauren Corp.	50,900	6,014,344
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.	431,197	5,226,108
TOTAL COMMON STOCKS (Cost $723,253,281)		739,057,750
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $13,697,775), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $13,426,004)		13,426,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,014,856	5,014,856
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,440,856)		18,440,856
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $741,694,137)		757,498,606
OTHER ASSETS AND LIABILITIES — (0.4)%		(3,207,648)
TOTAL NET ASSETS — 100.0%		$754,290,958

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,842,320	CAD	17,104,943	JPMorgan Chase Bank N.A.	10/30/15	26,672
USD	9,674,736	EUR	8,653,494	UBS AG	10/30/15	1,269
USD	240,587	EUR	214,141	UBS AG	10/30/15	1,206
USD	2,688,361	JPY	324,813,151	Credit Suisse AG	10/30/15	(20,106)
						9,041

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	711,863,664	27,194,086	—
Temporary Cash Investments	5,014,856	13,426,000	—
	716,878,520	40,620,086	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	29,147	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(20,106)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$750,201,540
Gross tax appreciation of investments	$63,887,659
Gross tax depreciation of investments	(56,590,593)
Net tax appreciation (depreciation) of investments	$7,297,066

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2015

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.5%
Boeing Co. (The)	25,730	3,369,343
Rockwell Collins, Inc.	18,810	1,539,410
United Technologies Corp.	15,240	1,356,208
		6,264,961
Automobiles — 0.9%
Tesla Motors, Inc.(1)	6,610	1,641,924
Banks — 1.5%
JPMorgan Chase & Co.	29,560	1,802,273
U.S. Bancorp	20,610	845,216
		2,647,489
Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A(1)	6,160	1,297,358
Constellation Brands, Inc., Class A	25,410	3,181,586
		4,478,944
Biotechnology — 9.1%
Agios Pharmaceuticals, Inc.(1)	3,750	264,712
Alexion Pharmaceuticals, Inc.(1)	7,040	1,100,986
Bluebird Bio, Inc.(1)	2,740	234,407
Celgene Corp.(1)	48,090	5,201,895
Gilead Sciences, Inc.	55,930	5,491,767
Isis Pharmaceuticals, Inc.(1)	10,380	419,560
Kite Pharma, Inc.(1)	5,170	287,866
Regeneron Pharmaceuticals, Inc.(1)	6,410	2,981,547
Spark Therapeutics, Inc.(1)	5,340	222,838
		16,205,578
Capital Markets — 1.2%
Franklin Resources, Inc.	18,970	706,822
T. Rowe Price Group, Inc.	20,970	1,457,415
		2,164,237
Chemicals — 2.1%
Monsanto Co.	26,040	2,222,254
Valspar Corp. (The)	20,650	1,484,322
		3,706,576
Communications Equipment — 0.7%
QUALCOMM, Inc.	24,430	1,312,624
Consumer Finance — 0.8%
American Express Co.	19,010	1,409,211
Electrical Equipment — 1.6%
Acuity Brands, Inc.	15,220	2,672,328
Eaton Corp. plc	4,280	219,564
		2,891,892

Energy Equipment and Services — 0.5%
Core Laboratories NV	8,380	836,324
Food and Staples Retailing — 2.9%
Costco Wholesale Corp.	35,350	5,110,549
Food Products — 1.2%
Mead Johnson Nutrition Co.	21,080	1,484,032
Nestle SA	9,200	692,820
		2,176,852
Health Care Equipment and Supplies — 2.4%
Intuitive Surgical, Inc.(1)	6,510	2,991,866
St. Jude Medical, Inc.	21,140	1,333,722
		4,325,588
Health Care Providers and Services — 4.6%
Cigna Corp.	11,760	1,587,835
Express Scripts Holding Co.(1)	16,100	1,303,456
UnitedHealth Group, Inc.	46,440	5,387,505
		8,278,796
Health Care Technology — 1.1%
Cerner Corp.(1)	31,780	1,905,529
Hotels, Restaurants and Leisure — 5.2%
Chipotle Mexican Grill, Inc.(1)	4,020	2,895,405
Starbucks Corp.	113,040	6,425,194
		9,320,599
Household Durables — 0.3%
GoPro, Inc., Class A(1)	19,510	609,102
Insurance — 1.2%
MetLife, Inc.	44,760	2,110,434
Internet and Catalog Retail — 3.8%
Amazon.com, Inc.(1)	13,070	6,690,402
Internet Software and Services — 10.1%
Baidu, Inc. ADR(1)	6,880	945,381
Facebook, Inc., Class A(1)	58,760	5,282,524
Google, Inc., Class A(1)	7,140	4,557,962
Google, Inc., Class C(1)	7,170	4,362,371
LinkedIn Corp., Class A(1)	8,750	1,663,637
Tencent Holdings Ltd.	71,800	1,207,571
		18,019,446
IT Services — 5.5%
MasterCard, Inc., Class A	53,380	4,810,606
Visa, Inc., Class A	72,050	5,019,003
		9,829,609
Machinery — 2.9%
Cummins, Inc.	16,690	1,812,200
Donaldson Co., Inc.	13,060	366,725
WABCO Holdings, Inc.(1)	12,460	1,306,182
Wabtec Corp.	19,990	1,760,119
		5,245,226
Media — 4.5%
Time Warner, Inc.	52,280	3,594,250
Walt Disney Co. (The)	44,170	4,514,174
		8,108,424

Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	6,230	612,409
EOG Resources, Inc.	15,970	1,162,616
		1,775,025
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	28,370	2,288,892
Pharmaceuticals — 1.1%
Pfizer, Inc.	59,510	1,869,209
Professional Services — 0.9%
Nielsen Holdings plc	37,660	1,674,740
Road and Rail — 0.3%
J.B. Hunt Transport Services, Inc.	7,820	558,348
Semiconductors and Semiconductor Equipment — 1.1%
ARM Holdings plc	55,220	795,787
Linear Technology Corp.	26,770	1,080,170
		1,875,957
Software — 4.1%
NetSuite, Inc.(1)	13,820	1,159,498
Oracle Corp.	42,560	1,537,267
Salesforce.com, Inc.(1)	24,200	1,680,206
Splunk, Inc.(1)	13,040	721,764
Tableau Software, Inc., Class A(1)	10,760	858,433
VMware, Inc., Class A(1)	17,370	1,368,582
		7,325,750
Specialty Retail — 3.5%
O'Reilly Automotive, Inc.(1)	9,770	2,442,500
TJX Cos., Inc. (The)	52,980	3,783,832
		6,226,332
Technology Hardware, Storage and Peripherals — 8.8%
Apple, Inc.	142,010	15,663,703
Textiles, Apparel and Luxury Goods — 5.4%
Burberry Group plc	42,040	872,491
lululemon athletica, Inc.(1)	22,890	1,159,378
NIKE, Inc., Class B	41,130	5,057,756
Under Armour, Inc., Class A(1)	26,020	2,518,216
		9,607,841
Tobacco — 1.5%
Philip Morris International, Inc.	33,150	2,629,790
TOTAL COMMON STOCKS (Cost $90,562,521)		176,785,903
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $925,938)	9,680	900,240
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $899,831), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $882,000)		882,000
State Street Institutional Liquid Reserves Fund, Premier Class	329,413	329,413
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,211,413)		1,211,413
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $92,699,872)		178,897,556
OTHER ASSETS AND LIABILITIES — (0.3)%		(489,459)
TOTAL NET ASSETS — 100.0%		$178,408,097

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	574,070	CHF	560,694	Credit Suisse AG	10/30/15	(1,775)
GBP	34,007	USD	51,562	Credit Suisse AG	10/30/15	(125)
USD	1,396,725	GBP	919,473	Credit Suisse AG	10/30/15	5,977
USD	49,741	GBP	32,791	Credit Suisse AG	10/30/15	143
						4,220

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	173,217,234	3,568,669	—
Exchange-Traded Funds	900,240	—	—
Temporary Cash Investments	329,413	882,000	—
	174,446,887	4,450,669	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,120	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,900)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$94,271,789
Gross tax appreciation of investments	$86,902,421
Gross tax depreciation of investments	(2,276,654)
Net tax appreciation (depreciation) of investments	$84,625,767

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2015

VP Value - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 0.4%
Textron, Inc.	86,555	3,257,930
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	19,470	1,921,494
Automobiles — 1.3%
General Motors Co.	224,091	6,727,212
Honda Motor Co., Ltd.	116,300	3,467,914
		10,195,126
Banks — 12.9%
Bank of America Corp.	710,450	11,068,811
BB&T Corp.	120,860	4,302,616
BOK Financial Corp.	81,470	5,271,924
Comerica, Inc.	58,860	2,419,146
Commerce Bancshares, Inc.	114,803	5,230,425
Cullen / Frost Bankers, Inc.	74,792	4,755,275
JPMorgan Chase & Co.	364,639	22,232,040
M&T Bank Corp.	34,914	4,257,762
PNC Financial Services Group, Inc. (The)	105,972	9,452,702
U.S. Bancorp	324,252	13,297,575
Wells Fargo & Co.	393,002	20,180,653
		102,468,929
Beverages — 0.3%
PepsiCo, Inc.	26,631	2,511,303
Biotechnology — 0.4%
AbbVie, Inc.	57,500	3,128,575
Capital Markets — 3.7%
Franklin Resources, Inc.	96,645	3,600,993
Goldman Sachs Group, Inc. (The)	27,036	4,697,775
LPL Financial Holdings, Inc.	99,160	3,943,593
Northern Trust Corp.	191,797	13,072,884
State Street Corp.	64,900	4,361,929
		29,677,174
Chemicals — 0.3%
Mosaic Co. (The)	71,720	2,231,209
Commercial Services and Supplies — 3.3%
ADT Corp. (The)	226,961	6,786,134
Republic Services, Inc.	296,030	12,196,436
Tyco International plc	202,907	6,789,268
		25,771,838
Communications Equipment — 2.4%
Cisco Systems, Inc.	615,193	16,148,816
QUALCOMM, Inc.	53,580	2,878,854
		19,027,670

Containers and Packaging — 0.4%
Bemis Co., Inc.	30,319	1,199,723
Sonoco Products Co.	50,001	1,887,038
		3,086,761
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class A(1)	50	9,762,000
Berkshire Hathaway, Inc., Class B(1)	34,364	4,481,066
		14,243,066
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	473,594	15,429,692
CenturyLink, Inc.	208,738	5,243,499
		20,673,191
Electric Utilities — 2.4%
Edison International	91,268	5,756,273
Great Plains Energy, Inc.	256,258	6,924,091
Westar Energy, Inc.	165,237	6,351,710
		19,032,074
Electrical Equipment — 1.1%
Eaton Corp. plc	47,310	2,427,003
Emerson Electric Co.	148,720	6,568,962
		8,995,965
Electronic Equipment, Instruments and Components — 0.8%
Keysight Technologies, Inc.(1)	99,374	3,064,694
TE Connectivity Ltd.	48,225	2,888,195
		5,952,889
Energy Equipment and Services — 2.7%
Cameron International Corp.(1)	125,190	7,676,651
Halliburton Co.	225,644	7,976,515
Helmerich & Payne, Inc.	113,610	5,369,209
		21,022,375
Food and Staples Retailing — 2.6%
Sysco Corp.	237,216	9,244,308
Wal-Mart Stores, Inc.	175,998	11,411,710
		20,656,018
Food Products — 1.9%
ConAgra Foods, Inc.	69,764	2,826,140
General Mills, Inc.	33,942	1,905,164
Kellogg Co.	67,307	4,479,281
Mondelez International, Inc., Class A	139,766	5,852,002
		15,062,587
Health Care Equipment and Supplies — 3.1%
Becton Dickinson and Co.	23,130	3,068,426
Boston Scientific Corp.(1)	159,576	2,618,642
Medtronic plc	146,087	9,779,064
Zimmer Biomet Holdings, Inc.	95,948	9,012,395
		24,478,527
Health Care Providers and Services — 1.2%
Cigna Corp.	23,570	3,182,421
Express Scripts Holding Co.(1)	29,257	2,368,647

LifePoint Health, Inc.(1)	57,805	4,098,375
		9,649,443
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	60,220	2,992,934
International Speedway Corp., Class A	110,294	3,498,526
		6,491,460
Household Durables — 0.1%
Tupperware Brands Corp.	22,510	1,114,020
Household Products — 2.9%
Procter & Gamble Co. (The)	325,046	23,383,809
Industrial Conglomerates — 4.2%
General Electric Co.	1,072,472	27,047,744
Koninklijke Philips NV	256,196	6,041,038
		33,088,782
Insurance — 4.4%
ACE Ltd.	64,669	6,686,774
Aflac, Inc.	76,375	4,439,679
Brown & Brown, Inc.	50,919	1,576,961
Chubb Corp. (The)	41,638	5,106,901
HCC Insurance Holdings, Inc.	44,199	3,424,096
MetLife, Inc.	145,059	6,839,532
Reinsurance Group of America, Inc.	38,352	3,474,308
Unum Group	108,920	3,494,154
		35,042,405
Leisure Products — 0.4%
Mattel, Inc.	159,599	3,361,155
Machinery — 0.2%
Oshkosh Corp.	46,821	1,701,007
Media — 0.2%
Discovery Communications, Inc., Class A(1)	58,905	1,533,297
Metals and Mining — 0.9%
BHP Billiton Ltd.	129,100	2,036,128
Newmont Mining Corp.	123,830	1,989,948
Nucor Corp.	81,060	3,043,803
		7,069,879
Multi-Utilities — 1.2%
Ameren Corp.	37,870	1,600,765
PG&E Corp.	144,489	7,629,019
		9,229,784
Multiline Retail — 0.6%
Target Corp.	61,367	4,827,128
Oil, Gas and Consumable Fuels — 16.1%
Anadarko Petroleum Corp.	59,110	3,569,653
Apache Corp.	181,378	7,102,762
Chevron Corp.	251,340	19,825,699
Cimarex Energy Co.	52,200	5,349,456
Devon Energy Corp.	295,544	10,961,727
EOG Resources, Inc.	24,930	1,814,904
EQT Corp.	63,850	4,135,565

Exxon Mobil Corp.	422,817	31,436,444
Imperial Oil Ltd.	207,119	6,562,002
Noble Energy, Inc.	212,105	6,401,329
Occidental Petroleum Corp.	214,918	14,216,826
Southwestern Energy Co.(1)	172,792	2,192,730
Total SA	309,731	13,964,247
		127,533,344
Pharmaceuticals — 7.6%
Johnson & Johnson	214,851	20,056,341
Merck & Co., Inc.	306,862	15,155,914
Pfizer, Inc.	809,509	25,426,678
		60,638,933
Real Estate Investment Trusts (REITs) — 2.2%
Annaly Capital Management, Inc.	457,304	4,513,591
Capstead Mortgage Corp.	239,262	2,366,301
Corrections Corp. of America	194,035	5,731,794
Piedmont Office Realty Trust, Inc., Class A	111,378	1,992,552
Weyerhaeuser Co.	107,290	2,933,309
		17,537,547
Road and Rail — 0.5%
Heartland Express, Inc.	180,400	3,597,176
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	455,264	6,687,828
Broadcom Corp., Class A	37,180	1,912,167
Intel Corp.	480,297	14,476,152
Marvell Technology Group Ltd.	291,320	2,636,446
MKS Instruments, Inc.	69,466	2,329,195
Teradyne, Inc.	91,458	1,647,159
		29,688,947
Software — 1.8%
Microsoft Corp.	170,591	7,550,358
Oracle Corp.	182,213	6,581,533
		14,131,891
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	12,130	2,298,999
CST Brands, Inc.	109,208	3,675,941
Lowe's Cos., Inc.	43,688	3,010,977
		8,985,917
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	20,858	2,300,637
EMC Corp.	334,203	8,074,345
Hewlett-Packard Co.	128,657	3,294,906
SanDisk Corp.	61,838	3,359,659
Western Digital Corp.	52,128	4,141,048
		21,170,595
Textiles, Apparel and Luxury Goods — 0.8%
Coach, Inc.	114,610	3,315,667
Ralph Lauren Corp.	22,410	2,647,966
		5,963,633
TOTAL COMMON STOCKS (Cost $738,651,183)		779,134,853

TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $9,434,444), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $9,247,003)		9,247,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,454,852	3,454,852
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,701,852)		12,701,852
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $751,353,035)		791,836,705
OTHER ASSETS AND LIABILITIES — 0.2%		1,393,224
TOTAL NET ASSETS — 100.0%		$793,229,929

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	115,222	USD	80,886	Credit Suisse AG	10/30/15	(135)
USD	1,547,888	AUD	2,207,610	Credit Suisse AG	10/30/15	723
USD	4,831,901	CAD	6,435,705	JPMorgan Chase Bank N.A.	10/30/15	10,035
EUR	398,445	USD	448,414	UBS AG	10/30/15	(3,005)
USD	14,995,525	EUR	13,412,634	UBS AG	10/30/15	1,967
JPY	18,317,250	USD	153,046	Credit Suisse AG	10/30/15	(307)
USD	2,661,755	JPY	321,598,575	Credit Suisse AG	10/30/15	(19,907)
						(10,629)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	747,063,524	32,071,329	—
Temporary Cash Investments	3,454,852	9,247,000	—
	750,518,376	41,318,329	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,725	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(23,354)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$764,687,737
Gross tax appreciation of investments	$92,057,328
Gross tax depreciation of investments	(64,908,360)
Net tax appreciation (depreciation) of investments	$27,148,968

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2015